UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Fund

12/31/07
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.2%
Airport & Port Revenue – 2.8%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$194,381
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	93,970
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	996,901
Chicago, IL, O’Hare International Airport Rev., XLCA, 6%, 2029 (u)	6,000,000	6,345,480
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,317,920
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	1,125,000	1,197,529
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022 (u)	8,000,000	8,515,760
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)	5,000,000	5,248,450
Indianapolis, IN, Local Public Improvement (Airport Authority Project), “I”, MBIA, 5%, 2034	900,000	892,233
Louisville & Jefferson County, KY, Regional Airport Authority, “A”, MBIA, 6.5%, 2017	3,000,000	3,064,890
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,465,000	3,163,655
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,535,921
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,126,483

		$34,693,573

General Obligations - General Purpose – 9.7%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,094,462
Chicago, IL, AMBAC, 5.5%, 2018 (u)	11,800,000	13,200,306
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,199,430
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	4,680,000	4,841,507
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)	6,000,000	6,569,520
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)	2,300,000	2,511,370
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	590,000	591,599
Country Club Hills, IL, “N”, MBIA, 5%, 2031	3,170,000	3,270,838
Cranston, RI, FGIC, 6.375%, 2009 (c)	200,000	214,068
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	888,382
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,096,070
Houston County, AL, AMBAC, 6.25%, 2009 (c)	4,165,000	4,477,500
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	625,831
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	548,271
Mobile County, AL, 6%, 2009 (c)	800,000	836,504
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,053,480
New York, NY, Urban Development Corp., 5.5%, 2016	13,365,000	13,524,311
Pittsfield, MA, MBIA, 5.5%, 2017	100,000	108,660
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,103,900
State of California, 5.5%, 2009 (c)(u)	11,650,000	12,269,081
State of California, XLCA, 5.75%, 2009 (c)(u)	2,405,000	2,553,581
State of California, XLCA, 5.75%, 2009 (c)(u)	10,230,000	10,862,009
State of California, XLCA, 5.75%, 2009 (c)(u)	1,115,000	1,183,885
State of California, 5%, 2031	8,715,000	8,795,178
State of Illinois, MBIA, 5.5%, 2025	500,000	522,010
State of Washington, 6.75%, 2010	3,880,000	4,156,722
State of Washington, 6%, 2012	4,360,000	4,833,496
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,277,424
Texas Transportation Commission Mobility Fund, 5%, 2037	7,095,000	7,382,135

		$121,591,530

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Improvement – 2.8%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,070,710
District of Columbia, MBIA, 6.5%, 2010	$3,095,000	$3,326,073
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,131,706
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	10,185,000	12,435,885
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,502,744
Worcester, MA, FSA, 6%, 2010 (c)	3,475,000	3,725,409

		$35,192,527

General Obligations - Schools – 11.8%
Adams 12 Five Star Schools, CO, “B”, FGIC, 0%, 2025	$2,190,000	$902,652
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	20,295,000	22,795,750
Chicago, IL, Board of Education, FGIC, 5.25%, 2019 (u)	10,000,000	11,154,600
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,346,560
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	502,717
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	321,425
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	360,833
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2017 (u)	2,990,000	3,328,857
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,241,530
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	2,034,912
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	344,301
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,425,618
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,032,840
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,041,720
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	2,505,000	980,482
Joshua, TX, Independent School District, PSF, 4.75%, 2033	11,585,000	11,664,473
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,358,407
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,472,277
Keller, TX, Independent School District, PSF, 6%, 2017	225,000	240,201
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,307,079
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)	640,000	722,528
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	875,475
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	731,740
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	12,428,280
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,234,721
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,073,670
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	3,960,649
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building, “N”, PSF, 0%, 2029	4,000,000	1,263,080
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027	1,000,000	1,141,120
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028	1,000,000	1,141,260
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)	700,000	724,885
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,621,635
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	795,030
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,275,000	663,003
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)	2,200,000	2,399,804
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, “N”, PSF, 0%, 2014	90,000	65,252
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,823,736
San Jose Evergreen, CA, Community College District, Election 2004, “A”, MBIA, 0%, 2028	740,000	252,251
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,261,420

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,261,420
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	$2,500,000	$2,581,325
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	500,839
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,512,850
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	8,732,170
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,005,450
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,102,200
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	762,756
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,769,279
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,875,542
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,256,590

		$148,397,194

Healthcare Revenue - Hospitals – 17.9%
Akron Bath Copley, OH, Hospital Rev. (Children’s Hospital), FSA, 5.25%, 2025	$1,000,000	$1,053,490
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	650,000	766,656
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	218,369
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,445,248
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	412,815
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,031,700
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,758,085
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	178,563
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	87,115
Cass County, MO, Hospital Rev., 5.625%, 2038	890,000	857,978
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	435,000	438,119
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,972,758
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	943,893
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	549,490
District of Columbia, Hospital Rev. (Medlantic Healthcare), ETM, MBIA, 5.25%, 2019 (c)	6,750,000	6,901,605
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018	1,000,000	1,019,930
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020	4,345,000	4,399,443
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	5,259,950
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	110,000	110,438
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	1,430,000	1,261,417
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	2,100,000	2,133,096
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)	2,000,000	2,215,900
Harris County, TX, Health Facilities Development Corp., “A”, (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,499,176
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 7.315%, 2027 (p)	5,000,000	6,718,100

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,817,236
Illinois Development Finance Authority Rev. “A” (Provena Health), MBIA, 5.25%, 2012	$1,600,000	$1,626,656
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,960,272
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015	7,500,000	7,799,475
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,116,070
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,627,200
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,904,248
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	5,701,268
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	206,140
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	423,423
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,557,435
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	121,627
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,774,482
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	406,096
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	254,523
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,299,789
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,578,890
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	214,172
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2010 (c)	3,645,000	3,793,096
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,836
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,049,760
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2027	975,000	954,691
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	717,984
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2037	1,375,000	274,161
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	424,854
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,300,000	1,251,757
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	1,100,000	1,136,069
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,541,243
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	286,923
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	299,513

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,000,000	961,100
Marion County, FL, Hospital District (Munroe Regional Medical Center), 5.625%, 2009 (c)	$2,880,000	$3,032,525
Marion County, FL, Hospital District, Unrefunded (Munroe Regional Medical Center), 5.625%, 2019	480,000	493,598
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	537,155
Marshall County, AL, Health Care, “A”, 5.75%, 2015	1,000,000	1,063,370
Martin County, FL, Health Facilities (Martin Memorial Medical Center) “B”, 5.875%, 2012 (c)	2,200,000	2,467,080
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	948,464
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,414,107
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,824,732
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,192,260
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	3,602,718
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	400,000	417,884
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	2,009,877
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	5,235,000	5,238,874
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	300,516
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	771,795
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	818,656
Michigan Hospital Finance Authority Rev. (Mercy Mount Clemens), MBIA, 5.75%, 2009 (c)	2,900,000	3,033,922
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM, MBIA, 5.375%, 2014 (c)	515,000	543,011
Michigan Hospital Finance Authority Rev., “A” (Crittenton), 5.625%, 2027	1,000,000	1,040,010
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,634,582
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	852,293
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	539,347
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,756,666
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	230,000	236,475
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	500,687
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	320,000	347,411
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,078,140
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	534,210
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	517,205
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	775,755

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	2,626,670
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	$3,890,000	$3,777,151
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,669,300
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	900,000	872,352
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	600,000	628,512
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	262,711
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,650,756
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,471,375
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,510,000	1,666,285
Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny Delaware Valley), MBIA, 5.875%, 2016	5,000,000	5,061,100
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	3,210,000	3,047,381
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,706,565
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,959,035
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	270,000	292,267
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	727,424
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	355,278
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	786,024
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	291,027
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,419,731
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	334,557
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	557,595
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	842,789
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	445,000	442,059
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “A”, 5.625%, 2030	2,055,000	2,090,202
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	512,660
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	577,914
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,628,085
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,011,820
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,878,400
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	3,065,190
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	413,860

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,539,710
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	$1,410,000	$1,286,371
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	520,160
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,429,708
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	850,065
Washington State Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,764,488
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	506,585
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	196,739
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,014,050
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,270,688
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,351,049
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,662,520
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	885,805
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	673,953
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,883,760
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	3,200,000	2,944,512
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), “B”, 5.125%, 2030	1,340,000	1,213,182
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,299,370
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,118,850
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	355,000	363,655

		$224,294,943

Healthcare Revenue - Long Term Care – 0.5%
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	$505,000	$378,442
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	1,130,000	846,212
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	305,000	342,561
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	195,000	210,762
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	270,000	319,226
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	105,000	124,144
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	212,912
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	785,000	785,047
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	465,000	558,860
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,151,582
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	890,000	906,234

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	380,919

		$6,216,901

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$410,000	$416,425
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	150,000	150,758
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,095,270

		$1,662,453

Industrial Revenue - Airlines – 0.3%
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	$720,000	$604,490
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	559,951
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	300,000	304,809
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	970,000	1,053,740
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.65%, 2035 (a)	1,000,000	991,000

		$3,513,990

Industrial Revenue - Chemicals – 0.7%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (a)	$4,500,000	$4,689,810
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	843,193
Louisiana, Environmental Facilities & Community Development Authority Rev., 6.75%, 2032	2,000,000	1,981,680
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	975,930

		$8,490,613

Industrial Revenue - Environmental Services – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,722,858
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,542,250
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	500,000	527,090
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,044,907
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	150,000	157,097
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	300,000	314,466
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	1,950,000	2,044,634
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	629,276

		$9,982,578

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other – 2.1%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$500,000	$525,190
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031	500,000	489,020
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	311,098

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	507,605
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,576,169
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,931,873
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	$1,300,000	$1,332,864
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	400,000	425,644
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	577,148
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	674,844
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	4,715,080

		$26,066,535

Industrial Revenue - Paper – 1.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$260,000	$228,085
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,679,312
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014	1,400,000	1,462,552
Jay, ME, Solid Waste Disposal Rev., “A” (International Paper Co.), 5.125%, 2018	1,500,000	1,469,745
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	2,000,000	2,052,560
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026	1,500,000	1,501,530
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	500,000	502,135
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	822,512
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,951,510
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,281,750
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	550,000	532,279

		$14,483,970

Miscellaneous Revenue - Entertainment & Tourism – 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$265,000	$267,282
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)	185,000	166,654

		$433,936

Miscellaneous Revenue - Other – 0.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$328,611
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	439,280
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	471,375
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	60,000	56,333

		$1,295,599

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 1.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$523,663
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,214,285
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025 (a)	4,500,000	4,576,635
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (a)(n)	$2,000,000	$2,075,140
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	1,041,200
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	503,820
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,465,000	1,421,387
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,178,280
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (n)	2,000,000	2,022,740
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	305,000	292,526
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	2,039,151

		$16,888,827

Parking – 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$250,564
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	550,000	343,860
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,185,000	692,739
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	300,000	164,253

		$1,451,416

Sales & Excise Tax Revenue – 2.1%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,069,942
Illinois Sales Tax Rev., “O”, 0%, 2009	8,965,000	8,556,375
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,042,350
Massachusetts Bay Transportation Authority Mass Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,529,104
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,244,146
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	3,340,000	3,482,685

		$26,924,602

Single Family Housing - Local – 3.9%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,986,549
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	126,000	128,415
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	2,030,000	2,129,369
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	355,000	363,783
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	30,000	30,828
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,495,000	2,639,660
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	515,000	541,780
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	35,000	35,476
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	80,000	81,902
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,500,000	1,557,600
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,855,000	4,109,160
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	320,000	89,338
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	80,000	80,122
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	180,000	185,200
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	530,000	552,138
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	675,000	697,572
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	95,000	96,936
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	1,135,000	1,165,191

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 6.5%, 2023	80,000	82,675
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	615,000	626,580
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.4%, 2029	210,000	212,770
Maricopa County, AZ, Single Family Mortgage Rev., “B”, GNMA, 6.2%, 2034	110,000	111,400
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	$3,375,000	$3,564,945
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,490,000	2,647,966
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,815,000	1,899,089
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	300,000	309,387
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	620,000	623,305
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	895,000	951,824
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	395,000	415,046
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,650,000	2,842,178
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,465,000	4,578,947
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 6.875%, 2026	50,000	50,367
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	884,822
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	1,110,000	1,188,488
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,480,000	1,530,394
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	340,000	359,995
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	1,005,000	1,046,637
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	2,250,000	2,380,883
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	610,000	648,735
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	930,000	988,125
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-4”, GNMA, 5.55%, 2038	1,985,000	2,064,797
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program), “A”, GNMA, 5.25%, 2039	1,197,653	1,205,306

		$48,685,680

Single Family Housing - State – 2.5%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,610,000	$1,736,013
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,445,000	835,090
Colorado Housing & Finance Authority Rev., 6.05%, 2016	175,000	177,335
Colorado Housing & Finance Authority Rev., 7.45%, 2016	135,000	137,684
Colorado Housing & Finance Authority Rev., 6.875%, 2028	30,000	30,639
Colorado Housing & Finance Authority Rev., 6.8%, 2030	235,000	240,760

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev. (Single Family Program), “C-2”, 8.4%, 2021	95,000	99,614
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	230,000	244,067
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	20,000	20,206
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	8,000	8,092
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	905,000	925,145
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	90,000	95,560
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	$49,000	$50,635
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	81,595
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	625,000	640,469
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	565,000	597,301
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	160,000	167,285
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	65,000	66,933
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,895,000	2,023,292
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032	125,000	125,429
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	530,000	542,524
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	160,000	164,710
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,975,000	2,011,301
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	100,000	102,647
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	150,000	155,879
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	340,000	358,408
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	330,000	341,101
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	735,000	735,000
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	455,000	467,085
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	340,000	351,203
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	245,000	250,113
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	660,000	699,923
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	245,000	253,896
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	515,000	520,382
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	1,225,000	1,248,875
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	595,000	616,366
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,990,000	2,116,425
New Mexico Mortgage Finance Authority Rev., “N”, GNMA, 5.95%, 2037	1,755,000	1,848,331
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	1,795,000	1,834,544
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	105,000	107,768
Oklahoma Housing Finance Agency Rev., 6.65%, 2029	305,000	317,414
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	2,365,000	2,521,729
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	501,322
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	3,810,000	3,988,308
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	370,000	373,682

		$30,732,080

Solid Waste Revenue – 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,761,340

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	780,000	782,309
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,615,000	2,756,132
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,600

		$6,302,381

State & Agency - Other – 1.0%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$596,238
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,195,140
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)	4,000,000	4,219,320
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)	4,500,000	4,751,190
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,185,390

		$11,947,278

State & Local Agencies – 8.9%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,711,623
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,812,347
Alabama Building Renovation Authority, AMBAC, 6%, 2018	760,000	807,850
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	3,017,637
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	2,990,735
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016 (u)	3,000,000	3,326,040
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)	2,500,000	2,777,250
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.307%, 2018 (p)	16,250,000	20,329,725
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,082,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,974,055
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	861,212
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	2,347,637
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,501,600
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,384,650
New York State Dormitory Authority Rev., State Supported Debt, Unrefunded, “A”, 5.75%, 2010	15,000	15,195
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	7,548,940
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	29,787,634
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017	5,000,000	5,063,700
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,082,700
Virginia College Building Authority, VA, Public Higher Education Financing, “A”, 5.75%, 2009 (c)	2,295,000	2,395,865
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,190,700

		$112,009,395

Student Loan Revenue – 0.6%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$673,192
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,321,431
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,661,315
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	425,000	434,371

		$8,090,309

Tax - Other – 1.1%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$20,000	$20,133
Black Hawk, CO, Device Tax Rev., 5%, 2013	15,000	14,969

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Black Hawk, CO, Device Tax Rev., 5%, 2015	45,000	44,277
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	3,640,000	3,875,326
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	1,160,000	1,137,589
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	2,090,000	2,066,989
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	930,000	887,555
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	1,395,000	1,365,356
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, “A”, 6%, 2009 (c)	2,000,000	2,114,120
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$2,023,620

		$13,549,934

Tax Assessment – 1.1%
Fishhawk Community Development District, FL, 5.125%, 2009	$140,000	$135,769
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	2,800,000	2,621,164
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,583
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	925,000	856,902
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,840,000	1,613,938
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	778,398
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	660,000	658,753
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,177,212
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	115,000	112,432
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	155,000	153,972
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	42,193
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,420,000	1,278,923
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,079,680
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	350,000	332,560
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	800,000	747,912
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	30,000	29,283
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	90,000	89,781
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	660,000	629,673
Tuscany Reserve Community Development District, FL, Special Assessment Rev., “B”, 5.25%, 2016	165,000	144,342
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	109,013

		$13,641,483

Tobacco – 2.7%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,830,000	$2,921,494
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	3,011,309
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	4,285,000	4,391,439
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	7,180,000	1,358,887
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	14,000,000	728,560
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	69,220
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,260,000	1,289,686
District of Columbia, Tobacco Settlement, Capital Appreciation, “A”, 0%, 2046	9,730,000	716,809

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,800,000	3,069,332
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	1,450,000	1,253,482
Guam Economic Development Authority, 5%, 2022	35,000	35,083
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	230,001
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 0%to 2007, 5.6% to 2034	3,070,000	2,786,823
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	$1,650,000	$1,588,224
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	2,940,000	2,845,097
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,680,000	2,874,514
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 2046	1,000,000	821,420
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	7,360,000	343,712
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	4,405,000	641,236
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2041	3,600,000	373,284
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	2,000,000	2,020,400
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	715,000	592,807
Washington Tobacco Settlement Authority, 6.5%, 2026	220,000	228,840

		$34,191,659

Toll Roads – 1.3%
E-470 Public Highway Authority Rev., Capital Appreciation “B”, MBIA, 0%, 2010 (c)	$5,000,000	$3,000,050
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)	10,000,000	10,440,000
New Jersey Turnpike Authority Rev., “C”, ETM, MBIA, 6.5%, 2016 (c)	80,000	92,602
New Jersey Turnpike Authority Rev., Unrefunded, “C”, MBIA, 6.5%, 2016	235,000	270,313
Northwest Parkway Public Highway Authority Rev., CO, “C”, FSA, 0%, 2016	1,000,000	920,980
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009 (c)	1,000,000	970,330

		$15,694,275

Transportation - Special Tax – 3.2%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$1,000,000	$1,046,460
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)	2,000,000	2,487,200
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,147,750
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,831,098
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	5,971,224
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,240,500
Pennsylvania Turnpike Commission Oil, “A”, AMBAC, 5.25%, 2018	180,000	184,955
Pennsylvania Turnpike Commission Oil, “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,184,385
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	4,570,000	4,970,469

		$40,064,041

Universities - Colleges – 6.5%
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	$1,000,000	$1,116,460
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	580,000	541,616
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	365,540
Arkansas Technical University Rev., Housing Systems, AMBAC, 5%, 2036	740,000	765,478
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017	250,000	246,640
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	265,751

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, “B”, AMBAC, 0%, 2027	2,720,000	1,013,010
Chabot-Las Positas Community College District, CA, “C”, AMBAC, 0%, 2035	8,750,000	2,062,463
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,495,232
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2032	4,610,000	1,343,677
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2033	3,925,000	1,085,341
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	$5,130,000	$1,345,496
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	150,000	148,154
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,939,658
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	5,239,850
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	865,000	842,354
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	865,000	822,477
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,355,000	1,372,601
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	7,366,541
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	484,821
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	2,087,080
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6.25%, 2020 (u)	16,820,000	20,729,809
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	1,370,000	1,413,511
Ohio State University, 6%, 2009 (c)	500,000	532,230
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	9,786,838
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	2,055,555
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	500,000	537,075
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,284,130
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)	1,000,000	1,065,400
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	8,182,008
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	473,411
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	562,162
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,969,180

		$81,541,549

Universities - Dormitories – 0.1%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$245,000	$235,754
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	240,000	228,324
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	1,022,040

		$1,486,118

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$581,920
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,500,000	3,657,570
Maine Finance Authority (Waynflete School), 6.5%, 2024	1,500,000	1,560,675
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019	1,000,000	1,040,650
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029	1,000,000	1,037,810
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	87,444
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	415,804
New Hampshire Health & Education (Derryfield School), 6.5%, 2010	$140,000	$142,855
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	490,000	502,814

		$9,027,542

Utilities - Cogeneration – 0.0%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$455,000	$464,660

Utilities - Investor Owned – 1.7%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$949,020
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	1,265,000	1,211,326
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,686,080
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022	1,000,000	1,012,570
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), “A”, 6.3%, 2016	565,000	572,565
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), “A”, 5.8%, 2022	500,000	501,145
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), “C”, 5.8%, 2022	4,880,000	4,891,175
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	754,635
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	756,434
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,047,600
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,024,480
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,500,000	1,436,355
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) “A”, 5.5%, 2022 (a)	500,000	477,890
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,665,000	1,665,566

		$20,986,841

Utilities - Municipal Owned – 10.2%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,683,315
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,867,575
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	170,150
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2016 (c)	365,000	428,349
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,304,400
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016	2,000,000	2,352,080
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020	7,350,000	8,749,220
Hawaii Department of Budget & Finance Rev. (Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	4,080,960
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	28,348,654
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	1,740,000	1,729,212

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,475,920
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	11,147,730
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,393,505
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)	10,000,000	10,611,600
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,534,920
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,985,893
Puerto Rico Electric Power Authority Rev., FSA, 5.25%, 2008 (c)(u)	5,000,000	5,132,100
Puerto Rico Electric Power Authority Rev., FSA, 5.25%, 2008 (c)(u)	6,000,000	6,158,520
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	4,400,000	4,177,580
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	$8,500,000	$8,751,515
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,389,370

		$128,472,568

Water & Sewer Utility Revenue – 2.9%
Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)	$2,000,000	$2,235,300
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)	1,170,000	1,260,067
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,000,000	1,076,980
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,136,214
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,285,000	7,977,295
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	140,000	138,286
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	7,800,000	7,565,376
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,110,161
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	490,000	509,879
New York Environmental Facilities, 5%, 2016	430,000	437,770
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	580,995
Pittsburgh, PA, Water & Sewer Authority Rev., “C”, FSA, 5.25%, 2022	2,000,000	2,005,760
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,232,176
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	501,590
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,210,000	2,444,923

		$36,212,772

Total Municipal Bonds		$1,294,682,052

Floating Rate Demand Notes – 1.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$500,000	$500,000
Georgia Municipal Electric Authority Rev., 3.4%, due 1/02/08	100,000	100,000
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical Center), 3.75%, due 1/02/08	800,000	800,000
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan Chicago), 3.75%, due 1/02/08	400,000	400,000
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 3.75%, due 1/02/08	1,400,000	1,400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	500,000	500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.72%, due 1/02/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	3,630,000	3,630,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 3.72%, due 1/02/08	1,100,000	1,100,000
New York, NY, “B-4”, 3.57%, due 1/02/08	1,200,000	1,200,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program), 3.8%, due 1/02/08	200,000	200,000

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
Sevier County, TN, Public Building Authority Rev., Government Public Improvement, 3.82%, due 1/02/08	900,000	900,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement, 3.47%, due 1/03/08	1,000,000	1,000,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, “B-1”, 3.47%, due 1/03/08	300,000	300,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, “E-1”, 3.47%, due 1/03/08	500,000	500,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “A-2”, 3.47%, due 1/03/08	1,800,000	1,800,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “D-1”, 3.47%, due 1/03/08	1,000,000	1,000,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “A-4”‘, 3.47%, due 1/03/08	$505,000	$505,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	3,600,000	3,600,000

Total Floating Rate Demand Notes		$19,735,000

Total Investments (k)		$1,314,417,052

Other Assets, Less Liabilities – (4.8)%		(60,471,080)

Net Assets – 100.0%		$1,253,945,972

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,294,682,052 and 98.50% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,235,198, representing 0.5% of net assets.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,176,859,200

Gross unrealized appreciation	$74,303,789
Gross unrealized depreciation	(13,811,045)

Net unrealized appreciation (depreciation)	$60,492,744

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/01/09	USD	25,000,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	$(219,479)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS® Alabama Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 104.5%
Airport and Port Revenue – 1.3%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)	$1,000,000	$1,062,260

General Obligations - General Purpose – 11.8%
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2025	$1,000,000	$1,034,130
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	650,000	669,227
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,084,600
Gadsden, AL, Warrants, “B”, AMBAC, 5.125%, 2028	1,000,000	1,044,450
Hoover, AL, “B”, 6%, 2010 (c)	500,000	532,700
Houston County, AL, AMBAC, 6.25%, 2009 (c)	750,000	806,273
Mobile County, AL, 6%, 2009 (c)	1,345,000	1,406,372
Morgan County, AL, Warrants, AMBAC, 5%, 2028	1,380,000	1,425,430
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	615,000	690,590
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	382,986
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	482,720

		$9,559,478

General Obligations - Improvement – 5.0%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,070,710
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	870,393
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,047,290
Puerto Rico Municipal Finance Agency, “A”, FSA, 5.5%, 2009 (c)(u)	1,000,000	1,048,650

		$4,037,043

General Obligations - Schools – 8.2%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,139,124
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,828,295
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,621,635
Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)	1,000,000	1,059,650

		$6,648,704

Healthcare Revenue - Hospitals – 14.1%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$740,918
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,509,285
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	481,580
Birmingham Medical Center, East Alabama, Special Health Care Facilities, Eastern Health Systems, “B”, 5%, 2013 (c)	500,000	540,285
Birmingham, AL, Baptist Health Systems, “A” (Baptist Medical Center), 5.625%, 2015	300,000	306,171
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	200,000	181,744
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	402,820
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)	1,000,000	1,062,260
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,139,922
Huntsville, AL, Health Care Authority Rev., “A”, MBIA, 5%, 2023	1,000,000	1,017,880
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,043,700
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,096,577
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	460,980
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), “A- 2”, MBIA, 0% to 2007, 5% to 2014(c)	1,135,000	1,233,711
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	223,864

		$11,441,697

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – 0.6%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030	$500,000	$515,090
Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$420,152
Industrial Revenue - Paper – 3.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$175,450
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	500,000	534,770
Mobile, AL, Industrial Development Board Improvement Rev., “A” (International Paper Co.), 6.35%, 2016	650,000	669,786
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	350,000	359,198
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	777,315
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	517,245

		$3,033,764

Miscellaneous Revenue - Other – 1.2%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$880,000	$981,684

Multi-Family Housing Revenue – 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$1,030,000	$1,031,926
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	989,011
Birmingham, AL, Multi-Family Housing Rev., “C” (Beaconview Apartments), 8%, 2030 (d)	395,000	19,750

		$2,040,687

Sales & Excise Tax Revenue – 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$485,442
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	410,888

		$896,330

Single Family Housing - State – 0.7%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$45,000	$45,261
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	500,000	507,455
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	50,000	50,291

		$603,007

State & Local Agencies – 8.9%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,610,627
Alabama Building Renovation Finance Authority, FSA, 4.5%, 2031	300,000	295,260
Alabama Public School & College, Capital Improvement, “A”, 5%, 2019	500,000	519,305
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,051,460
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,088,261
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031	500,000	516,540
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	1,000,000	1,103,330
Puerto Rico Public Finance Corp., ETM, “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,083,940

		$7,268,723

Tax - Other – 1.3%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$1,014,690

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$430,000	$422,127

Transportation - Special Tax – 1.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$775,000	$842,913

Universities - Colleges – 9.6%
Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
Community College), MBIA, 5%, 2022	$1,000,000	$1,036,140
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee
University), ASSD GTY, 4.75%, 2026	700,000	710,367
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,032,020
Auburn University, General Fee Rev., FSA, 5%, 2038	1,000,000	1,044,990
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,421,227
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	1,022,790
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	1,026,740
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021	525,000	548,709

		$7,842,983

Utilities - Municipal Owned – 16.9%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$1,043,040
Guam Power Authority Rev., AMBAC, 5%, 2018 (u)	9,000,000	9,212,130
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013 (u)	1,000,000	1,036,090
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	956,690
Southeastern Alabama Gas District Systems Rev., “A”, AMBAC, 5.5%, 2010 (c)	1,000,000	1,074,310
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	404,768

		$13,727,028

Utilities - Other – 1.3%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,046,710

Water & Sewer Utility Revenue – 14.3%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$772,857
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,069,760
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,039,120
Alabama Water Pollution Control Authority, Revolving Fund Loan, “B”, AMBAC, 5.5%, 2020	1,380,000	1,383,602
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	771,390
Bessemer, AL, Water Rev., Warrants, “A”, AMBAC, 5.75%, 2026	1,000,000	1,012,120
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,408,038
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	500,000	489,285
Jasper, AL, Waterworks & Sewer Board, “A”, AMBAC, 5.2%, 2011 (c)	750,000	805,785
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)	2,650,000	2,740,975
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2011 (c)	100,000	103,091

		$11,596,023

Total Municipal Bonds		$85,001,093

Floating Rate Demand Notes – 1.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$1,200,000	$1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 3.72%, due 1/02/08	100,000	100,000

Total Floating Rate Demand Notes		$1,500,000

Total Investments(k)		$86,501,093

Other Assets, Less Liabilities – (6.3)%		(5,158,761)

Net Assets – 100.0%		$81,342,332

(c)	Refunded bond.

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(d)	Non-income producing security - in default.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $85,001,093 and 98.27% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
LIBOR	London Interbank Offered Rate

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$77,051,093

Gross unrealized appreciation	$3,516,207
Gross unrealized depreciation	(579,952)

Net unrealized appreciation (depreciation)	$2,936,255

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	1,500,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(13,169)
2/20/23	USD	1,000,000	Goldman Sachs International	4.093% (fixed rate)	7-Day BMA	48,461
6/04/23	USD	1,000,000	Citibank	3.722% (fixed rate)	7-Day BMA	7,145
1/09/28	USD	1,250,000	Citibank	5.902% (fixed rate)	3-Month LIBOR	148,313
3/05/28	USD	1,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	37,348

						$228,098

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Arkansas Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 102.0%
Airport and Port Revenue – 0.6%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$817,672

General Obligations - General Purpose – 15.2%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,272,305
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,378,420
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	1,000,000	1,009,930
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2016 (c)	800,000	898,328
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2027	1,145,000	1,148,103
Puerto Rico Municipal Finance Agency, 5.5%, 2009 (c)(u)	6,500,000	6,816,225
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	2,100,860
Puerto Rico Public Buildings Authority Rev., “M”, 6.25%, 2023	385,000	432,463
Puerto Rico Public Buildings Authority Rev., “M”, 6.25%, 2031	420,000	473,252

		$20,529,886

General Obligations - Improvement – 1.3%
Guam Government, “A”, 5.25%, 2037	$255,000	$236,204
Puerto Rico Municipal Finance Agency, “A”, FSA, 5.5%, 2017 (u)	1,470,000	1,541,516

		$1,777,720

General Obligations - Schools – 5.9%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,030,248
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	826,260
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	912,652
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	836,550
Little Rock, AR, School District Construction, “C”, FSA, 5%, 2017	1,000,000	1,038,310
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,046,260
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,435,931
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	800,000	801,104

		$7,927,315

Healthcare Revenue - Hospitals – 9.3%
Arkansas Development Finance Authority Rev. (Washington Regional Medical
Center), 7.25%, 2010 (c)	$500,000	$539,800
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	4,050,000	4,199,486
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	737,805
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	943,160
Baxter County, AR, Hospital Rev., Refunding & Improvement, “B”, 5.6%, 2009 (c)	1,500,000	1,559,850
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025	750,000	776,333
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,045,110
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	420,408
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	511,930
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	955,430
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	879,010

		$12,568,322

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$337,060

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 1.2%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$271,973
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	750,000	721,238
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	248,007
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	315,840

		$1,557,058

Miscellaneous Revenue - Other – 2.0%
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	$2,500,000	$2,672,575

Multi-Family Housing Revenue – 0.7%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,010,250

Sales & Excise Tax Revenue – 1.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$9,770,000	$795,767
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,037,492

		$1,833,259

Single Family Housing - Local – 7.3%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., FGIC, ETM, 7.4%, 2011 (c)	$4,000,000	$4,556,120
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	46,484	46,597
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,810,000	1,824,100
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,056,807
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,382,300

		$9,865,924

Single Family Housing - State – 7.8%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$180,000	$179,777
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	645,000	645,200
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,571,731
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,630,000	1,706,855
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	540,000	544,471
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	665,000	670,792
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	255,000	257,813
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	290,000	291,070
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	925,000	883,791
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	2,150,000	2,183,841
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	447,216
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, 8.375%, 2011 (c)	1,000,000	1,169,320

		$10,551,877

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 2.0%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,575,600
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	179,095

		$2,754,695

Tax - Other – 3.1%
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	$2,790,000	$3,226,997
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	1,011,809

		$4,238,806

Tobacco – 1.5%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$802,460
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	736,675
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	225,000	220,880
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	282,095

		$2,042,110

Transportation - Special Tax – 2.2%
Puerto Rico Highway & Transportation Authority, “B”, MBIA, 5.875%, 2010 (c)	$2,000,000	$2,154,120
Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	752,138

		$2,906,258

Universities - Colleges – 18.8%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,284,082
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	1,000,000	1,070,920
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,583,797
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,007,470
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	520,710
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,584,155
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2026	1,405,000	1,459,191
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2027	1,000,000	1,036,770
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	3,290,000	3,383,600
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,241,825
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,555,500
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,039,670
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,074,460
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,105,181
University of Central Arkansas, Student Housing Rev., “C”, FGIC, 5%, 2009 (c)	250,000	258,850
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,096,418

		$25,302,599

Universities - Dormitories – 0.4%
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical University Project), “A”, 6%, 2027	$500,000	$495,955

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.5%
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	$750,000	$741,255

Utilities - Municipal Owned – 9.1%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$481,736
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	2,000,000	2,048,600
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	1,275,000	1,331,113
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,817,620
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,000,000	1,093,080
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	466,527

		$12,238,676

Water & Sewer Utility Revenue – 11.4%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,069
Benton Washington Regional Public Water Authority Rev., XCLA, 4.75%, 2033	1,000,000	1,001,480
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,044,760
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,395,189
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2019	2,125,000	2,212,295
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2021	2,750,000	2,845,480
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	850,000	815,337
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,801,817
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	818,213
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,032,370
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	1,003,220
Virgin Islands Water & Power Authority Rev., ASST GTY, RADIAN, 5.3%, 2018	1,250,000	1,266,361

		$15,306,591

Total Municipal Bonds(k)		$137,475,863

Other Assets, Less Liabilities – (2.0)%		(2,733,574)

Net Assets – 100.0%		$134,742,289

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $137,475,863 and 100% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASST GTY	Asset Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$127,278,387

Gross unrealized appreciation	5,582,309
Gross unrealized depreciation	(639,189)

Net unrealized appreciation (depreciation)	$4,943,120

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	2,500,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(21,948)
2/20/23	USD	1,500,000	Goldman Sachs International	4.093% (fixed rate)	7-Day BMA	72,692
3/05/28	USD	2,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	74,696

						$125,440

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® California Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.3%
Airport & Port Revenue – 2.0%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,624,635
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	530,000	501,486
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	4,179,040

		$8,305,161

General Obligations - General Purpose – 12.1%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)	$3,000,000	$3,275,700
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)	6,600,000	7,247,064
Los Angeles, CA, FGIC, 5.25%, 2014 (u)	10,810,000	11,944,726
State of California, 5.125%, 2025	2,000,000	2,062,520
State of California, 5.25%, 2029	2,000,000	2,066,400
State of California, 5%, 2031	3,980,000	4,016,616
State of California, 5%, 2032	3,000,000	3,031,290
State of California, AMBAC, 7.2%, 2008	1,600,000	1,615,984
State of California, AMBAC, 6.3%, 2010	3,000,000	3,235,830
State of California, AMBAC, 7%, 2010	2,000,000	2,198,400
State of California, XLCA, 5.75%, 2009 (c)(u)	440,000	467,183
State of California, XLCA, 5.75%, 2009 (c)(u)	200,000	212,356
State of California, XLCA, 5.75%, 2009 (c)(u)	1,860,000	1,974,911
State of California, Various Purposes, 4.75%, 2034	3,130,000	3,047,493
State of California, Various Purposes, “91”, 5%, 2028	3,000,000	3,043,980

		$49,440,453

General Obligations - Improvement – 0.8%
Citrus, CA, Community College District, Election of 2004, “B”, MBIA, 4.75%, 2031	$2,500,000	$2,524,475
Guam Government, “A”, 5.25%, 2037	815,000	754,926

		$3,279,401

General Obligations - Schools – 15.1%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,500,000	$1,556,775
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,963,963
Campbell, CA, Union High School District, FSA, 5%, 2021	1,280,000	1,330,765
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,274,254
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,046,010
Coast Community College District, CA, Capital Appreciation, Election of 2002, “C”, FSA, 0%, 2033	5,000,000	1,275,650
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,306,260
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	282,620
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	802,470
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,372,316
Desert, CA, Community College District, FSA, 0%, 2031	3,315,000	984,820
Escondido, CA, Union School District, “A”, FSA, 5%, 2012 (c)	1,000,000	1,077,780
Folsom Cordova, CA, Union School District, Facilities Improvement, “A”, MBIA, 0%, 2025	1,505,000	638,692
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,233,209
Glendale, CA, Union School District, “B”, FSA, 5.5%, 2018	4,275,000	4,387,603
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,105,689
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,207,747
Inglewood, CA, Union School District, “A”, FGIC, 6%, 2009 (c)	1,695,000	1,799,344
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)	1,035,000	1,121,702
Live Oak, CA, School District, Santa Cruz County, Election of 2004, “A”, MBIA, 5%, 2033	1,410,000	1,477,835
Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)	10,000,000	10,998,500
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	511,949
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,478,134
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	2,027,416

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Palm Springs, CA, Union School District, FSA, 4.5%, 2036	$1,035,000	$1,016,981
Palos Verdes Peninsula, CA, Capital Appreciation, “N”, FSA, 0%, 2029	4,405,000	1,521,179
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,638,100
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,160,764
San Gabriel, CA, Union School District, “A”, FSA, 5%, 2024	2,000,000	2,089,600
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,106,122
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,350,666
Santa Clarita, CA, Community College District, Capital Appreciation, Election of 2006, MBIA, 0%, 2033	5,625,000	1,476,112
Santa Maria, CA, Joint Union High School District, “A”, FSA, 5.375%, 2015 (c)	1,120,000	1,283,946
Santa Maria, CA, Joint Union High School District, “A”, FSA, 5.375%, 2015 (c)	1,210,000	1,387,120
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	1,315,000	242,986
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	244,440
Tehachapi, CA, Union School District, “A”, FGIC, 5.625%, 2009 (c)	1,100,000	1,156,133
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	568,088
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,084,550

		$61,588,290

Healthcare Revenue - Hospitals – 12.6%
Abag Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,019,140
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,955,960
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	2,039,620
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	1,001,230
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,737,488
California Municipal Finance Authority, Certificates of Participation (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,799,780
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	2,058,260
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,025,160
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,994,560
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,742,300
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	4,119,880
California Statewide Communities Development Authority Rev., ETM, CHFC, 0%, 2008 (c)	6,345,000	6,232,313
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), “A”, 6%, 2023	1,500,000	1,612,590
Central California Joint Powers Health Financing (Community Hospitals of Central
California), 5.625%, 2011 (c)	1,000,000	1,083,200
Kaweah Delta Health Care District Rev., 6%, 2012 (c)	2,000,000	2,268,360
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2014 (c)	3,000,000	3,398,970
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	3,000,000	2,851,440
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,870,000	1,811,656
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	843,257
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	206,410
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	500,000	461,955
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.5%, 2037	1,740,000	1,682,980
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023	455,000	318,040

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Township, CA, Health Care Rev., 5%, 2018	$1,000,000	$1,018,520
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,055,960

		$51,339,029

Healthcare Revenue - Long Term Care – 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$1,025,860
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	882,490
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,042,090
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	440,000	448,026

		$3,398,466

Human Services – 0.6%
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	$1,455,000	$1,571,662
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	860,000	816,501

		$2,388,163

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,926,560
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), “A”, 5.125%, 2031 (a)	2,250,000	2,283,210
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,230,612

		$5,440,382

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$974,080
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	965,904

		$1,939,984

Miscellaneous Revenue - Other – 0.8%
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	$1,000,000	$872,500
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,442,600

		$3,315,100

Multi-Family Housing Revenue – 2.3%
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025 (a)	$6,000,000	$6,102,180
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	3,000,000	3,061,080

		$9,163,260

Parking – 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,096,780

Single Family Housing - Local – 2.8%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$3,178,320
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	15,000	15,414
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,500,000	2,648,925
California Rural Home Mortgage Finance Authority Rev., “A”, GNMA, 5.75%, 2044	2,000,000	2,096,740
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	25,000	25,206
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	890,000	936,378

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)	$2,000,000	$2,605,420

		$11,506,403

Single Family Housing - Other – 0.5%
California Department of Veterans Affairs Rev. “A”, 4.6%, 2028	$2,070,000	$1,934,705

Single Family Housing - State – 1.7%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$875,000	$420,779
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,680,000	1,256,904
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,829,330
California Housing Finance Agency Rev., Home Mortgage, “N”, FGIC, 5.05%, 2026	2,480,000	2,442,354

		$6,949,367

Solid Waste Revenue – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,007,440
South Bayside Waste Management Authority, California Solid Waste System Rev.,
AMBAC, 5.75%, 2020	2,100,000	2,204,748

		$3,212,188

State & Agency - Other – 1.1%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,635,000	$2,889,699
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,589,880

		$4,479,579

State & Local Agencies – 13.7%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$835,000	$1,026,699
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,572,700
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,516,000
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,626,833
Fortuna & Susanville, CA, COP, “B”, 7.375%, 2008 (c)	585,000	589,066
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,612,640
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	5,216,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	2,017,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	7,000,000	7,702,240
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,532,200
Los Angeles, CA, COP, Antelope Valley Courthouse, “A”, AMBAC, 5.25%, 2010 (c)	3,000,000	3,179,730
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,158,940
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,824,229
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	3,100,000	3,270,934
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,744,463
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects, “A”, FSA, 5%, 2012 (c)	2,000,000	2,166,040
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	4,058,079

		$55,814,923

Tax - Other – 1.8%
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020	$3,500,000	$3,577,455
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	2,023,620
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,631,936

		$7,233,011

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 4.6%
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area, 6.7%, 2008 (c)	$260,000	$266,711
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,415,124
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,500,000	1,493,400
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,007,130
Pittsburg, CA, Redevelopment Agency, Tax Allocation (Los Medanos Community), “C”, AMBAC, 4.5%, 2034	2,275,000	2,143,482
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	737,422
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015	775,000	798,847
Riverside County, CA, Public Financing Authority, Jurupa Valley, Tax Allocation, MBIA, 4.75%, 2035	2,400,000	2,363,448
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037	3,000,000	2,985,960
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	2,000,000	2,042,300
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,320,262

		$18,574,086

Tobacco – 4.4%
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
Backed (Gold Country), 0%, 2033	$3,930,000	$743,792
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	104,080
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	69,220
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	2,645,000	3,058,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2008 (c)	2,935,000	3,217,318
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	10,000,000	9,326,500
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	727,850
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	5,000,000	727,850

		$17,974,680

Toll Roads – 0.7%
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	$2,500,000	$2,743,850

Universities - Colleges – 8.2%
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	$1,000,000	$362,730
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	995,785
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	2,116,800
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017	2,100,000	2,071,776
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,406,800
California Educational Facilities Authority Rev. (Pomona College), “B”, 5.875%, 2009 (c)	2,000,000	2,105,100
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,375,684

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	$685,000	$674,677
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,232,642
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,426,155
California Educational Facilities Authority Rev., Pooled College & University Projects, “B”, 6.625%, 2020	1,000,000	1,082,210
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,044,640
Chabot Las Positas, CA, Community College, Capital Appreciation, “C”, AMBAC, 0%, 2036	3,800,000	835,924
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, “B”, AMBAC, 0%, 2027	5,000,000	1,862,150
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,851,300
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	630,795
Long Beach, CA, Industrial Development Rev. (CSU Foundation), “A”, 5.25%, 2023	1,450,000	1,455,307
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	3,000,000	1,209,150
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	737,780
University of California, “J”, FSA, 4.5%, 2035	3,000,000	2,907,990
University of California, COP, San Diego Campus Projects, “A”, 5.25%, 2010 (c)	1,840,000	1,936,802

		$33,322,197

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,902,700

Universities - Secondary Schools – 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,163,840
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	945,000	955,943
Los Angeles, CA, COP, 5.7%, 2018	1,900,000	1,940,299

		$4,060,082

Utilities - Investor Owned – 1.5%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,688,300
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,447,425

		$6,135,725

Utilities - Municipal Owned – 2.3%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,511,306
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,234,588
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	926,781
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	3,915,000	3,787,919
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	815,448
Virgin Islands Water & Power Authority Rev., 5.3%, 2018	250,000	247,622
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	1,001,730

		$9,525,394

Water & Sewer Utility Revenue – 8.5%
California Department of Water Resources, Central Valley Project Rev., “X”, FGIC, 5%, 2029	$2,000,000	$2,062,180
California Department of Water Resources, Water Systems Rev., 7%, 2012	1,090,000	1,268,117
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)	405,000	473,777
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,058,400

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	$1,065,000	$1,165,685
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	4,144,240
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,991,659
Lodi, CA, Wastewater Systems Revenue, FSA, 5%, 2032	1,000,000	1,031,850
Napa, CA, Water Rev., AMBAC, 4.375%, 2027	2,000,000	1,940,180
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XCLA, 5%, 2034	2,000,000	2,033,600
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)	10,000,000	11,476,600
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,822,682

		$34,468,970

Total Municipal Bonds		$420,532,329

Floating Rate Demand Notes – 1.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2.5%, due 1/02/08	$1,300,000	$1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.6%, due
1/02/08	1,100,000	1,100,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement
III, “A-2”, 3%, due 1/03/08	2,100,000	2,100,000

Total Floating Rate Demand Notes		$4,500,000

Total Investments(k)		$425,032,329

Other Assets, Less Liabilities – (4.4)%		(17,748,130)

Net Assets – 100.0%		$407,284,199

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $420,532,329 and 98.94% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
CHFC	California Health Facilities Construction Program
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$393,513,853

Gross unrealized appreciation	$15,279,770
Gross unrealized depreciation	(5,279,073)

Net unrealized appreciation (depreciation)	$10,000,697

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	5,000,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	$(43,896)
4/23/18	USD	5,000,000	Goldman Sachs International	7-Day BMA	3.635% (fixed rate)	(90,007)
3/12/28	USD	4,000,000	Goldman Sachs International	7-Day BMA	3.897% (fixed rate)	(67,485)

						$(201,388)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS® Florida Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds - 102.3%
Airport & Port Revenue – 4.2%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$1,025,289
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,052,859
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	500,000	510,739

		$2,588,887

General Obligations - General Purpose – 13.5%
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	$2,000,000	$2,126,140
Florida Department of Transportation, 5%, 2017	6,000,000	6,176,940

		$8,303,080

General Obligations - Schools – 7.5%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$2,600,000	$3,049,436
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	519,700
Florida Board of Education, Public Education, “J”, 5%, 2032	1,000,000	1,033,150

		$4,602,286

Healthcare Revenue - Hospitals – 19.6%
Brevard County, FL, Health Facilities Rev. (Health First, Inc.), 5%, 2034	$500,000	$476,785
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	450,000	459,117
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	250,000	274,745
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,195,070
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation), “A”, 6.375%, 2011 (c)	380,000	423,423
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation), “A”, 6.375%, 2031	120,000	121,627
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	1,010,480
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2012 (c)	1,000,000	1,107,070
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	739,080
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c)	480,000	504,413
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,590
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	537,155
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	500,000	557,920
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	257,265
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	534,210
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	1,000,000	1,108,240
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	568,855
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	506,620
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	306,519
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	885,000	887,513
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), “A”, 5.375%, 2034	500,000	475,620

		$12,072,317

Healthcare Revenue - Long Term Care – 0.8%
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	$300,000	$257,646

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%,
2026	$250,000	$231,525

		$489,171

Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$328,212

Industrial Revenue - Chemicals – 1.2%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$535,695
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	195,186

		$730,881

Industrial Revenue - Environmental Services – 0.5%
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	$300,000	$314,559

Industrial Revenue - Other – 1.3%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$130,046
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	160,000	170,258
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	510,290

		$810,594

Industrial Revenue - Paper – 0.9%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$558,190

Miscellaneous Revenue - Entertainment & Tourism – 1.7%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$1,046,950

Miscellaneous Revenue - Other – 0.3%
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	$200,000	$195,482

Multi-Family Housing Revenue – 3.4%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$480,425
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), “D-1”, MBIA, 5.5%, 2010 (c)	500,000	539,370
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q- 1”, AMBAC, 5.1%, 2018	980,000	986,556
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	100,000	101,144

		$2,107,495

Sales & Excise Tax Revenue – 4.4%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$567,560
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	1,042,500
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	843,827
Wyandotte County, KS, Unified Government Special Obligation Rev. (Sales Tax - Second Lien Area B), 5%, 2020	250,000	245,110

		$2,698,997

Single Family Housing - Local – 1.0%
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	$29,000	$29,556
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	30,000	30,044

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	$50,000	$50,942
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	390,000	395,257
Palm Beach County, FL, Housing Finance Authority Rev., “B”, GNMA, 5.5%, 2022	45,000	45,141
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), “B-1”, GNMA, 6.2%, 2031	80,000	80,250

		$631,190

Single Family Housing - State – 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$965,000	$916,750

Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$201,296

State & Local Appropriation – 1.7%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$1,063,010

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$131,089

Tax Assessment – 4.2%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$195,000	$176,397
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	200,000	154,694
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	165,000	147,008
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	190,000	185,280
Durbin Crossing Community Development District, FL, Special Assessment Rev., “B- 1”, 4.875%, 2010	240,000	227,400
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,583
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	100,000	97,767
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	105,000	104,304
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	90,000	89,129
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	40,000	39,464
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	141,110
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	150,000	130,184
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	115,000	102,006
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	105,000	99,768
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	85,000	79,466
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	75,000	74,818
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	65,000	62,613
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	225,000	196,830
Villa Portofino West Community Development District, FL, Special Assessment Rev., “A”, 5.35%, 2036	200,000	161,420

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	$145,000	$137,388
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	165,000	145,693

		$2,602,322

Tobacco – 3.0%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	$905,000	$927,480
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	500,000	419,835
Louisiana Tobacco Settlement Authority Rev., “2001B”, 5.875%, 2039	250,000	240,830
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2030	250,000	250,703

		$1,838,848

Transportation - Special Tax – 9.1%
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)	$5,000,000	$5,611,250

Universities - Dormitories – 4.8%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$642,171
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,250,436
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	1,051,100

		$2,943,707

Universities - Secondary Schools – 0.3%
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	$200,000	$191,768

Utilities - Municipal Owned – 1.7%
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024	$250,000	$259,835
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	720,000	761,184

		$1,021,019

Water & Sewer Utility Revenue – 14.6%
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018	$1,125,000	$1,204,189
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	1,000,000	1,054,170
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028	2,000,000	2,059,840
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,543,590
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,038,820
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,029,320
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,063,995

		$8,993,924

Total Municipal Bonds		$62,993,274

Floating Rate Demand Notes – 1.1%
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 3.75%, due 1/02/08	$200,000	$200,000
New York, NY, “A-4”, 3.65%, due 1/02/08	400,000	400,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program), 3.8%, due 1/02/08	100,000	100,000

Total Floating Rate Demand Notes		$700,000

Total Investments(k)		$63,693,274

Other Assets, Less Liabilities – (3.4)%		(2,085,153)

Net Assets – 100.0%		$61,608,121

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

4

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $62,993,274 and 98.90% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,258, representing 0.28% of net assets.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,791,691

Gross unrealized appreciation	$2,074,551
Gross unrealized depreciation	(672,968)

Net unrealized appreciation (depreciation)	$1,401,583

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/1/09	USD	1,000,000	Merrill Lynch Capital Services	7-day BMA	3.180% (fixed rate)	$(8,779)
4/23/18	USD	1,000,000	Goldman Sachs International	7-day BMA	3.635% (fixed rate)	(18,001)

						$(26,780)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Georgia Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 106.7%
Airport & Port Revenue – 5.2%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$770,918
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	767,310
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,038,960
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	339,962

		$2,917,150

General Obligations - General Purpose – 2.8%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$515,455
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,074,350

		$1,589,805

General Obligations - Improvement – 4.4%
Guam Government, “A”, 5.25%, 2037	$100,000	$92,629
Paulding County, GA (Courthouse Government Complex), FGIC, 5%, 2032	500,000	521,850
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,000,000	1,056,280
Suwanee, GA, MBIA, 5.25%, 2012 (c)	750,000	806,018

		$2,476,777

General Obligations - Schools – 8.6%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$517,259
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	806,648
Fulton County, GA, School District, 6.375%, 2010	1,535,000	1,594,098
Paulding County, GA, School District, 4.75%, 2027	750,000	767,190
Wilkes County, GA, School District, 5%, 2024	1,115,000	1,166,446

		$4,851,641

Healthcare Revenue - Hospitals – 11.2%
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2012 (c)	$500,000	$549,980
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	357,854
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	186,358
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev., Anticipation Certificates, AMBAC, 5.25%, 2023	750,000	800,633
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	324,909
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), 5.5%, 2011 (c)	500,000	535,885
Houston County, GA, Hospital Authority Rev., Anticipation Certificates, 5.25%, 2042	500,000	501,090
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	150,000	150,587
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,086,060
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	523,905
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	300,000	294,438

		$6,311,699

Healthcare Revenue - Long Term Care – 0.8%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$145,155
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), “A”, 5%, 2027	150,000	127,836
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	170,134

		$443,125

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$517,125

Industrial Revenue - Other – 1.7%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser Busch Project), 5.95%, 2032	$750,000	$770,663
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	160,984

		$931,647

Industrial Revenue - Paper – 2.5%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$142,202
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	142,446
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	1,000,000	1,113,120

		$1,397,768

Multi-Family Housing Revenue – 2.5%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, 5%, 2032 (a)	$500,000	$495,160
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	905,031

		$1,400,191

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$280,000	$287,622

Single Family Housing - State – 4.2%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,004,820
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	565,000	584,532
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	756,113

		$2,345,465

State & Agency - Other – 2.9%
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	$335,000	$358,403
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA, (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	175,624
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,078,360

		$1,612,387

State & Local Agencies – 4.1%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$534,425
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029	400,000	418,024
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	817,137
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, XLCA, 5%, 2029	500,000	516,520

		$2,286,106

Tax - Other – 1.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,016,010

Tax Assessment – 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$137,927
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	150,000	136,542

		$274,469

Tobacco – 0.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$350,000	$343,592

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 2.3%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$535,000	$581,882
Puerto Rico Highway & Transportation Authority, “Y”, 5.5%, 2016 (c)	610,000	697,029

		$1,278,911

Universities - Colleges – 10.2%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$195,723
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	194,585
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	495,120
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,074,727
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	272,129
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	516,660
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), “A”, 5.75%, 2017	1,000,000	1,087,310
Private Colleges & University Authority (Emory University), “A”, 5.75%, 2010 (c)	1,000,000	1,080,270
Private Colleges & University Authority (Mercer University), 5.75%, 2011 (c)	500,000	552,915
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	280,000	289,400

		$5,758,839

Universities - Dormitories – 0.9%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$511,020
Utilities - Municipal Owned – 5.3%
Georgia Municipal Electric Authority Power Rev., “A”, MBIA, 6.5%, 2020	$1,250,000	$1,487,888
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,108,970
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	384,759

		$2,981,617

Water & Sewer Utility Revenue – 32.8%
Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)	$8,000,000	$8,941,200
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	500,000	510,285
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,056,220
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,079,390
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	504,315
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	538,450
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,190,063
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	100,000	109,591
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,357,067
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)	1,000,000	1,056,850
Jackson County, GA, Water & Sewer Authority, “A”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,086,040

		$18,429,471

Total Municipal Bonds		$59,962,437

Floating Rate Demand Notes – 0.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$100,000	$100,000
Georgia Municipal Electric Authority Rev., 3.4%, due 1/02/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.72%, due 1/02/08	100,000	100,000
Sevier County, TN, Public Building Authority, 3.47%, due 1/03/08	100,000	100,000

Total Floating Rate Demand Notes		$400,000

Total Investments(k)		$60,362,437

Other Assets, Less Liabilities – (7.4)%		(4,158,428)

Net Assets – 100.0%		$56,204,009

(a)	Mandatory tender date is earlier than stated maturity date.

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $59,962,437 and 99.34% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,121,639

Gross unrealized appreciation	$2,916,456
Gross unrealized depreciation	(189,253)

Net unrealized appreciation (depreciation)	$2,727,203

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	500,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(4,390)
2/20/23	USD	500,000	Goldman Sachs International	4.093% (fixed rate)	7-Day BMA	24,231
6/04/23	USD	1,000,000	Citibank	3.722% (fixed rate)	7-Day BMA	7,145
3/05/28	USD	1,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	37,348

						$64,334

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Maryland Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.2%
Airport and Port Revenue – 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,028,550

General Obligations - General Purpose – 6.5%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,269,778
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,067,170
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,341,068
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)	2,000,000	2,084,600

		$7,762,616

General Obligations - Improvement – 10.3%
Howard County, MD, “B”, 0%, 2008	$1,000,000	$981,590
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2013 (c)	2,000,000	2,175,320
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA,
5.375%, 2009 (c)	80,000	83,970
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	2,000,000	2,097,300
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027	930,000	978,118
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028	980,000	1,028,794
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029	1,025,000	1,074,046
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,720,553
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,156,002

		$12,295,693

Healthcare Revenue - Hospitals – 18.4%
Maryland Health & Higher Education (Peninsula Regional Medical Center), 5%, 2036	$1,000,000	$980,640
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	1,000,000	1,006,030
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health Systems), “A”, FSA, 5%, 2023	1,000,000	1,045,620
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,026,870
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,015,290
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	258,882
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	809,134
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	679,380
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	927,160
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	1,085,000	1,110,324
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	764,828
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	731,910
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), “A”, 5.125%, 2034	1,000,000	993,540
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	796,680
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	701,820
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	545,090
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,074,960

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	$1,000,000	$1,025,670
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	485,455
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	481,910
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), 6.625%, 2010 (c)	1,000,000	1,079,130
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), “B”, AMBAC, 5%, 2024	1,000,000	1,038,870
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), ETM, AMBAC, 5%, 2027 (c)	1,000,000	1,098,170
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, 8.532%, 2022 (p)	1,400,000	1,789,060
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022	500,000	511,605

		$21,978,028

Healthcare Revenue - Long Term Care – 1.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$355,280
Howard County, MD, Retirement (Ref-Vantage House Facilities), “B”, 5.25%, 2037	300,000	256,353
Maryland Health & Higher Educational Facilities (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	258,492
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), “A”, 5.4%, 2037	350,000	306,184
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	169,983
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	400,000	396,388

		$1,742,680

Human Services – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$300,000	$305,694
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	553,615

		$859,309

Industrial Revenue - Chemicals – 1.3%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, “B”, 6.5%, 2011	$1,500,000	$1,565,925

Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$692,325

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$377,306

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Maryland Industrial Development Authority Economic Development (Baltimore Aquarium Project), 5.2%, 2026	$1,000,000	$1,026,940

Miscellaneous Revenue - Other – 1.6%
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,656,624

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), “A”, 5%, 2031	$300,000	$258,747

		$1,915,371

Multi-Family Housing Revenue – 5.0%
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009	$225,000	$224,905
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, 5.875%, 2033	1,500,000	1,548,420
Maryland Community Development Administration, “A”, 5%, 2034	910,000	877,640
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	934,275
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	936,910
Maryland Community Development Administration, “B”, 5%, 2039	500,000	478,755
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	971,120

		$5,972,025

Parking – 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,548,630

Sales & Excise Tax Revenue – 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$344,119

Single Family Housing - Local – 0.1%
Prince George’s County, MD, Housing Single Family Collateral, “A”, 7.4%, 2032	$10,000	$10,056
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	30,000	30,177

		$40,233

Single Family Housing - State – 3.1%
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	$860,000	$864,601
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	302,825
Maryland Community Development Administration, “I”, 6%, 2041	945,000	1,000,575
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,397,603
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	169,418

		$3,735,022

State & Agency - Other – 4.3%
Howard County, MD, COP, 8%, 2019	$805,000	$1,114,514
Howard County, MD, COP, 8%, 2019	385,000	533,029
Howard County, MD, COP, 8%, 2019	680,000	941,453
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	638,532
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2031	2,000,000	1,932,940

		$5,160,468

State & Local Agencies – 6.0%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,429,275
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,297,750
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,040,000	3,354,123
Puerto Rico Public Finance Corp., ETM, “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,083,940

		$7,165,088

Tax - Other – 1.7%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$1,011,810
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	1,019,960

		$2,031,770

Tax Assessment – 1.9%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,638,690

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	$250,000	$215,452
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	443,630

		$2,297,772

Tobacco – 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$220,000	$215,972
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2041	400,000	426,076
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	215,000	212,448

		$854,496

Transportation - Special Tax – 1.5%
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	$1,690,000	$1,820,046

Universities - Colleges – 15.8%
Annapolis, MD, Economic Development Rev. (St. Johns College), 5.5%, 2008 (c)	$570,000	$580,471
Annapolis, MD, Economic Development Rev. (St. Johns College), 5.5%, 2018	180,000	181,994
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,661,760
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	934,380
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	902,794
Maryland Health & Higher Education (College of Art), 5%, 2030	750,000	737,070
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	1,008,870
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	523,820
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5.625%, 2027	1,400,000	1,430,786
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,041,880
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,620,784
Montgomery County, MD, Rev. Authority (College Arts Center Project), “A”, 5%, 2027	1,950,000	2,032,388
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,667,895
Morgan State University, MD, Academic, “A”, ETM, MBIA, 0%, 2008 (c)	1,400,000	1,379,322
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,095,320
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	978,130

		$18,777,664

Universities - Dormitories – 2.5%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$974,130
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	1,022,760
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	1,004,540

		$3,001,430

Universities - Secondary Schools – 0.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$437,220
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	396,880

		$834,100

Utilities - Municipal Owned – 5.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)	$3,360,000	$3,471,485
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,500,000	1,639,620

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.071%, 2008 (c)(n)(v)	$1,400,000	$1,471,582

		$6,582,687

Water & Sewer Utility Revenue – 6.8%
Baltimore, MD, Project Rev., Refunding Water Projects, “A”, FGIC, 5.125%, 2032	$1,000,000	$1,029,250
Baltimore, MD, Refunding Wastewater Rev. Projects, “C”, AMBAC, 4.5%, 2036	900,000	890,019
Baltimore, MD, Rev., LEVRRS, MBIA, 7.52%, 2020 (p)	3,000,000	3,801,660
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,267,220
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	115,000	120,965

		$8,109,114

Total Municipal Bonds		$119,519,407

Floating Rate Demand Notes – 0.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	400,000	400,000
Missouri Development Finance Board, Cultural Facilities Rev. (Nelson Gallery), “B”, 3.75%, due 1/02/08	100,000	100,000

Total Floating Rate Demand Notes		$600,000

Total Investments(k)		$120,119,407

Other Assets, Less Liabilities – (0.7)%		(886,619)

Net Assets – 100.0%		$119,232,788

(c)	Refunded bond.

(k)	As of September 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $119,519,407 and 99.50% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,471,582, representing 1.2% of net assets.

(p)	Primary inverse floater.

(v)	Externally deposited inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$111,246,207

Gross unrealized appreciation	$5,607,375
Gross unrealized depreciation	(1,447,261)

Net unrealized appreciation (depreciation)	$4,160,114

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	2,000,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(17,558)
3/12/28	USD	2,000,000	Goldman Sachs International	7-Day BMA	3.897% (fixed rate)	(33,743)

						$(51,301)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Massachusetts Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 105.2%
Airport & Port Revenue – 3.9%
Massachusetts Port Authority Rev., “A”, AMBAC, 5%, 2035	$2,000,000	$2,065,560
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	3,000,000	3,057,630
Massachusetts Port Authority Rev., “C”, 6%, 2010 (c)	1,000,000	1,065,000
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,558,388
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	550,000	705,886

		$8,452,464

General Obligations - General Purpose – 15.0%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,839,059
Brookline, MA, 5.375%, 2019	1,800,000	1,880,766
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,796,500
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	765,000	791,400
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,752,848
Lynn, MA, AMBAC, 5.125%, 2018	3,690,000	3,797,453
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,201,600
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,061,490
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,601,595
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	79,397
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	620,000	696,204
Puerto Rico Commonwealth, “A”, 5.25%, 2030	380,000	378,013
Puerto Rico Public Buildings Authority Rev., “M”, 6.25%, 2023	605,000	679,584
Puerto Rico Public Buildings Authority Rev., “M”, 6.25%, 2031	675,000	760,583
Salisbury, MA, MBIA, 5.25%, 2012 (c)	2,790,000	3,032,674
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,055,290
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,055,290
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,375,865
Weymouth, MA, MBIA, 5.375%, 2020	1,250,000	1,310,250

		$32,145,861

General Obligations - Improvement – 7.3%
Guam Government, “A”, 5.25%, 2037	$395,000	$365,885
Massachusetts Bay Transportation Authority, Transit Improvements, 6.2%, 2016 (u)	9,670,000	11,023,897
Maynard, MA, MBIA, 5.5%, 2021	1,000,000	1,096,210
Worcester, MA, “A”, FSA, 6%, 2016	2,955,000	3,167,937

		$15,653,929

General Obligations - Schools – 6.4%
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2015 (u)	$2,730,000	$3,018,152
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2016 (u)	2,860,000	3,174,629
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2018 (u)	3,130,000	3,489,668
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	1,720,000	1,844,580
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)	2,000,000	2,132,820

		$13,659,849

Healthcare Revenue - Hospitals – 12.1%
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	$50,000	$53,442
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “F”, 5.75%, 2033	2,000,000	2,049,980
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,373,233
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	500,000	522,355
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,560

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	$1,575,000	$1,732,437
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2012 (c)	210,000	233,218
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	65,140
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	830,890
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,282,293
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,310,000	1,310,904
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,479,705
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	300,000	340,659
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	800,000	806,552
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	1,000,000	1,086,190
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	885,245
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	48,197
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	1,115,648
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	475,000	477,161
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	105,783
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,001,480
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.625%, 2019	2,000,000	2,063,400
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,034,900
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,937
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	4,844,571

		$25,780,880

Healthcare Revenue - Long Term Care – 0.7%
Massachusetts Development Finance Agency Rev. (Advent care), “A”, 6.75%, 2037	$500,000	$470,155
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	449,610
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	547,326

		$1,467,091

Human Services – 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$1,007,470

Industrial Revenue - Airlines – 1.5%
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016	$1,900,000	$1,971,174

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways Project), “A”, MBIA, 5.625%, 2011	$1,140,000	$1,152,631

		$3,123,805

Industrial Revenue - Environmental Services – 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027 (a)	$750,000	$776,228
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	1,000,000	1,048,220

		$1,824,448

Industrial Revenue - Other – 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,731,129
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,153,088
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	598,659

		$4,482,876

Miscellaneous Revenue - Other – 1.9%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$812,028
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), “A”, AMBAC, 5.375%, 2012 (c)	3,000,000	3,264,390

		$4,076,418

Multi-Family Housing Revenue – 6.3%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,170,306
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,458,275
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	1,000,000	970,920
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,481,985
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,000,000	979,630
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	706,054
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,219,912
Massachusetts Housing Finance Agency Rev., “P”, 5.1%, 2033	1,565,000	1,531,885
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,403,037
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,475,000	1,510,872

		$13,432,876

Parking – 0.6%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$500,000	$531,365
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	250,000	265,683
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	450,000	478,228

		$1,275,276

Sales & Excise Tax Revenue – 2.8%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2031	$5,000,000	$1,542,250
Massachusetts School Building Authority, Dedicated Sales Tax, “A”, AMBAC, 4.5%, 2035	3,000,000	2,948,610
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,589,295

		$6,080,155

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.4%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,461,465
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	2,000,000	1,910,000
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	2,000,000	1,874,240

		$5,245,705

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$505,000	$532,255
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.5%, 2013	25,000	25,105
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,930,005

		$2,487,365

State & Agency - Other – 0.7%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,419,361
State & Local Appropriation – 2.6%
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	$5,000,000	$5,516,650
Student Loan Revenue – 0.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$91,693
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,490,000	1,516,746
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, MBIA, 6.05%, 2017	40,000	40,905

		$1,649,344

Tax - Other – 2.2%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	$320,000	$339,866
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,950,000	2,984,840
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,448,343

		$4,773,049

Tax Assessment – 0.3%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2010 (c)	$370,000	$388,933
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	245,000	252,017

		$640,950

Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$645,000	$633,190
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	389,096
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	104,080

		$1,126,366

Universities - Colleges – 19.1%
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5.25%, 2023	$1,000,000	$1,051,520
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5%, 2043	2,110,000	2,147,326
Massachusetts Develepment Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,462,410
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,585,925
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	1,500,000	1,775,070

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	$2,000,000	$1,802,120
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,018,930
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	53,869
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,128,880
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,041,950
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	3,000,000	3,130,620
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,265,570
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)	1,210,000	1,290,925
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “D”, AMBAC, 6.05%, 2010 (c)	1,745,000	1,896,204
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,055,632
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester), “B”, FGIC, 5.125%, 2011 (c)	775,000	828,304
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.75%, 2010 (c)	2,395,000	2,583,798
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,297,716
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “C”, MBIA, 5.25%, 2012 (c)	3,000,000	3,262,920
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	1,028,490
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), “B”, MBIA, 5.5%, 2011 (c)	3,275,000	3,543,255
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,036,880
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.625%, 2010 (c)	2,170,000	2,333,965
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2009	1,000,000	943,780
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2010	1,000,000	910,480
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2011	500,000	438,155

		$40,914,694

Universities - Secondary Schools – 5.1%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$2,118,840
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	943,100
Massachusetts Development Finance Agency Rev. (Deerfield Academy), “A”, 5%, 2028	1,000,000	1,035,320
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,117,073
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	1,006,600
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	527,685
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	1,019,840
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	1,011,340

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	$2,000,000	$2,043,800

		$10,823,598

Utilities - Municipal Owned – 0.4%
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	$725,000	$762,004

Water & Sewer Utility Revenue – 8.0%
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	$25,000	$26,236
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2014 (c)	855,000	935,498
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	166,350
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	150,166
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2012 (c)	1,435,000	1,541,549
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	77,000
Massachusetts Water Resources Authority, 6.5%, 2019 (u)	8,020,000	9,540,512
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	2,000,000	1,939,840
Massachusetts Water Resources Authority, General, Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,079,160
Massachusetts Water Resources Authority, General, Rev., “J”, FSA, 5%, 2023	500,000	519,215
Springfield, MA, Water & Sewer Commission, General, Rev., “A”, AMBAC, 5%, 2011 (c)	1,000,000	1,074,630

		$17,050,156

Total Municipal Bonds		$224,872,640

Floating Rate Demand Notes – 1.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$300,000	$300,000
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical Center), 3.75%, due 1/02/08	700,000	700,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 3.72%, due 1/02/08	1,100,000	1,100,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “A-2”, 3.47%, due 1/03/08	300,000	300,000

Total Floating Rate Demand Notes		$2,400,000

Total Investments(k)		$227,272,640

Other Assets, Less Liabilities – (6.3)%		(13,494,421)

Net Assets – 100.0%		$213,778,219

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $224,872,640 and 98.94% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$201,261,929

Gross unrealized appreciation	$11,196,064
Gross unrealized depreciation	(963,312)

Net unrealized appreciation (depreciation)	$10,232,752

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/01/09	USD	3,000,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(26,337)
6/04/23	USD	2,000,000	Citibank	3.722% (fixed rate)	7-Day BMA	14,290

						$(12,047)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® Mississippi Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.5%
Airport and Port Revenue – 1.8%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,536,056

General Obligations - General Purpose – 15.7%
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)	$6,220,000	$6,829,809
Hinds County, MS, MBIA, 6.25%, 2010	1,660,000	1,762,190
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,394,932
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020	620,000	695,280
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	1,032,570
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2016 (c)	345,000	387,404
Puerto Rico Commonwealth Puerto Rico, “A”, 5.25%, 2027	455,000	456,233
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	376,299
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	416,912

		$13,351,629

General Obligations - Improvement – 3.5%
Guam Government, “A”, 5.25%, 2037	$155,000	$143,575
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,052,660
Mississippi Development Bank Special Obligation (Greenville Board), 5%, 2027	250,000	229,140
Puerto Rico Municipal Finance Agency, “A”, FSA, 5.5%, 2009 (c)(u)	1,500,000	1,572,975

		$2,998,350

General Obligations - Schools – 5.9%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$1,025,780
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,069,630
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	933,560
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	436,590
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,569,435

		$5,034,995

Healthcare Revenue - Hospitals – 14.4%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$399,200
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,255,490
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	1,000,000	1,002,500
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	507,880
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,760,000	1,833,251
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,132,240
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), “A”, AMBAC, 5%, 2031	500,000	513,575
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,010,650
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	1,018,220
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital) FSA, 5.625%, 2011 (c)	1,000,000	1,078,940
Mississippi Hospital Equipment & Facilities Authority Rev. (Mississippi Baptist Health Systems, Inc.), “A”, 5%, 2026	500,000	496,385
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	465,350
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	251,025
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	252,058

		$12,216,764

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (a)	$250,000	$247,738

Industrial Revenue - Other – 0.8%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$442,525
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	211,292

		$653,817

Industrial Revenue - Paper – 3.1%
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) “A”, 5.8%, 2021	$500,000	$501,750
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	1,250,000	1,412,863
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),”A”, 4.4%, 2015	750,000	706,613

		$2,621,226

Miscellaneous Revenue - Entertainment & Tourism – 1.1%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$960,973

Multi-Family Housing Revenue – 0.2%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$147,666

Sales & Excise Tax Revenue – 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$720,000	$739,598

Single Family Housing - State – 5.0%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$170,000	$175,520
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	230,000	230,591
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	560,000	568,686
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	220,000	226,827
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	610,000	619,809
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	370,000	378,902
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	390,000	413,704
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	735,000	722,123
Mississippi Home Corp. Rev., Single Family Rev., “C-1”, GNMA, 4.7%, 2038	1,000,000	933,650

		$4,269,812

State & Local Agencies – 19.2%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$445,742
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,355,125
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), 4.75%, 2035	1,000,000	1,003,950
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,343,762
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,040,820
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	932,485
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA, 5.25%, 2015 (c)	1,110,000	1,242,268
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,042,730
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center) AMBAC, 6%, 2013 (c)	750,000	856,808
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	749,153

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 5.875%, 2009 (c)	$375,000	$385,046
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 6.2%, 2009 (c)	400,000	411,212
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,765,190
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	812,412
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,083,940
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,875,300

		$16,345,943

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$136,131

Tobacco – 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$225,000	$220,880
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	372,817

		$593,697

Transportation - Special Tax – 2.7%
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$1,000,000	$1,034,960
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC, 5.1%, 2013 (c)	1,175,000	1,278,330

		$2,313,290

Universities - Colleges – 10.7%
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	$3,100,000	$3,180,507
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	776,235
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,066,980
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	257,908
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2010 (c)	890,000	945,999
University of Mississippi, Educational Building Corp. (Performing Arts Center), AMBAC, 5.25%, 2009 (c)	1,000,000	1,034,490
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	778,418
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	1,039,310

		$9,079,847

Utilities - Municipal Owned – 6.0%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013 (u)	$2,000,000	$2,072,180
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	1,000,000	1,021,430
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,076,923
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	956,690

		$5,127,223

Water & Sewer Utility Revenue – 11.3%
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	$420,000	$435,229
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management) FSA, 5.25%, 2021	1,270,000	1,373,607
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management) FSA, 5.05%, 2027	1,610,000	1,697,938

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA, 5.625%, 2012 (c)	$500,000	$558,130
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,166,780
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project) FSA, 5%, 2029	2,000,000	2,060,340
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	256,030
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	1,040,570

		$9,588,624

Total Municipal Bonds		$87,963,379

Floating Rate Demand Notes – 1.4%
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 3.8%, due 1/02/08	$100,000	$100,000
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.5%, due 1/02/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.72%, due 1/02/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 3.72%, due 1/02/08	100,000	100,000
New York, NY, “B-7”, 3.57%, due 1/02/08	400,000	400,000
Sevier County, TN, Public Building Authority, 3.47%, due 1/03/08	100,000	100,000

Total Floating Rate Demand Notes		$1,200,000

Total Investments(k)		$89,163,379

Other Assets, Less Liabilities – (4.9)%		(4,200,244)

Net Assets – 100.0%		$84,963,135

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $87,963,379 and 98.65% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.

Insurers
AMBAC	AMBAC Indemnity Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost	$81,272,696

Gross unrealized appreciation	$2,983,494
Gross unrealized depreciation	(458,948)

Net unrealized appreciation (depreciation)	$2,524,546

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/01/09	USD	1,500,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(13,169)
3/05/28	USD	1,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	37,348

						$24,179

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® New York Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.5%
Airport & Port Revenue – 2.6%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,030,610
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,056,220
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	1,146,100

		$4,232,930

General Obligations - General Purpose – 7.7%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)	$2,700,000	$2,948,130
New York, NY, “A”, 6%, 2010 (c)	990,000	1,065,290
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,048,860
New York, NY, “D”, 5%, 2028	2,000,000	2,047,460
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,042,170
New York, NY, “G”, 5%, 2028	2,000,000	2,048,000
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,014
New York, NY, “B”, 5.375%, 2010 (c)	210,000	224,049
New York, NY, “B”, 5.375%, 2017	1,040,000	1,100,268
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,708
Puerto Rico Public Buildings Authority Rev., Guaranteed, 6.25%, 2023	340,000	381,915
Puerto Rico Public Buildings Authority Rev., Guaranteed, 6.25%, 2031	375,000	422,546

		$12,344,410

General Obligations - Improvement – 0.3%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$145,849
Guam Government, “A”, 5.25%, 2037	290,000	268,624

		$414,473

General Obligations - Schools – 4.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,816,148
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,541,015
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	586,620
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	602,535
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	616,860
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	629,470
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008	550,000	560,654
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009	550,000	583,622

		$7,936,924

Healthcare Revenue - Hospitals – 7.0%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D” 5.75%, 2027	$1,000,000	$1,014,960
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	135,000	135,536
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	475,000	473,846
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	325,000	326,294
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	433,435
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	648,257
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	937,650
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	250,000	276,903
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,558,635

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	$1,000,000	$966,090
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	251,080
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	500,115
New York State Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	710,333
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	777,738
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	490,000	493,695
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	486,435
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,011,820
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	302,910

		$11,305,732

Healthcare Revenue - Long Term Care – 1.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$359,580
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	298,392
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	393,813
Ulster County, NY, Industrial Development Agency, “A”, 6%, 2037	500,000	469,730
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2013 (c)	300,000	302,661

		$1,824,176

Human Services – 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$208,149
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	725,476
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	514,210

		$1,447,835

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$350,000	$380,216
New York, NY, City Industrial Development Agency, Special Facilities Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	88,649

		$468,865

Industrial Revenue - Other – 1.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$1,000,000	$1,049,580
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	459,335
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,116,670
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	432,645

		$3,058,230

Industrial Revenue - Paper – 1.2%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 5.55%, 2014	$750,000	$781,763
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	470,000	473,962

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	$700,000	$717,773

		$1,973,498

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$500,000	$504,305
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)	1,000,000	900,830

		$1,405,135

Miscellaneous Revenue - Other – 0.7%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,039,860
Multi-Family Housing Revenue – 2.7%
New York Housing Finance Agency Rev., Multi-Family Housing, “A”, 5.1%, 2041	$830,000	$806,561
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	493,365
New York, NY, City Housing Development Corp., “E”, 4.65%, 2025	1,000,000	972,760
New York, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034	2,000,000	2,019,740

		$4,292,426

Sales & Excise Tax Revenue – 1.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$921,607
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	1,027,220
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	509,993

		$2,458,820

Single Family Housing - State – 2.8%
New York Mortgage Agency Rev., 4.6%, 2015	$2,000,000	$2,020,480
New York Mortgage Agency Rev., 5.1%, 2024	2,000,000	2,011,520
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	472,705

		$4,504,705

Solid Waste Revenue – 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	$850,000	$856,435

State & Agency - Other – 3.9%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$912,472
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)	1,700,000	1,836,068
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,592,865
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)	1,010,000	1,090,840
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	755,512

		$6,187,757

State & Local Agencies – 13.6%
New York Dormitory Authority (City University), “A”, 5.625%, 2016	$2,450,000	$2,751,130
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,670,300
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,826,417
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,299,783
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,276
New York Dormitory Authority Rev., Mental Health Services, “B”, MBIA, 5.25%, 2011 (c)	385,000	412,943
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,937

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	$35,000	$36,937
New York Dormitory Authority Rev., Mental Health Services, “B”, 5.25%, 2031	725,000	755,675
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	105,000	112,621
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2030	35,000	36,445
New York Dormitory Authority, Mental Health Services Facilities Improvement, “B”, MBIA, 5.25%, 2011 (c)	785,000	841,975
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,050,780
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009	5,000,000	4,844,550
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,039,960
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,130,880

		$21,852,609

Tax - Other – 4.1%
Hudson Yards Infrastructure Corp., “A”, MBIA, 4.5%, 2047	$1,000,000	$957,420
Hudson Yards Infrastructure Corp., “A”, FSA, 5%, 2047	2,500,000	2,566,150
New York, NY, Transitional Finance Authority Building Aid Rev., “S-2”, 4.5%, 2031	2,000,000	1,960,600
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,039,870

		$6,524,040

Tobacco – 1.5%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$426,076
New York County Tobacco Trust II, 5.625%, 2035	800,000	800,960
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, “C”, 0%, 2060	5,000,000	86,150
TSASC, Inc., NY, “1”, 5%, 2034	750,000	687,353
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	452,935

		$2,453,474

Toll Roads – 12.5%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015 (u)	$7,000,000	$7,558,320
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	1,000,000	1,062,070
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)	10,000,000	11,160,100
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	317,880

		$20,098,370

Transportation - Special Tax – 8.9%
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	$2,000,000	$2,122,320
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,584,200
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,549,815
Metropolitan Transportation Authority Rev., NY, “B”, 4.5%, 2032	2,000,000	1,985,100
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)	750,000	851,798
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)	385,000	393,443
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	879,689
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,378
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,120,580
Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	1,700,000	1,880,659

		$14,388,982

Universities - Colleges – 4.6%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$937,000
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,116,460

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
Community College), “A”, 6.4%, 2010 (c)	$500,000	$548,535
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015	5,000	5,016
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	300,000	315,504
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034	1,000,000	1,047,450
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021	750,000	795,893
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College), “A”, AMBAC, 5%, 2032	2,000,000	2,058,960
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	488,310
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College), “A”, 5.3%, 2008	35,000	35,293

		$7,348,421

Universities - Dormitories – 0.6%
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	$1,000,000	$1,034,130

Utilities - Municipal Owned – 3.6%
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)	$1,000,000	$1,034,720
Long Island Power Authority, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	445,500
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,107,760
New York Power Authority Rev., “A”, 5%, 2012 (c)	1,000,000	1,050,520
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	203,862

		$5,842,362

Water & Sewer Utility Revenue – 13.2%
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	$1,005,000	$1,046,265
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025	1,500,000	1,569,000
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029	2,000,000	2,090,660
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	186,228
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	110,000	110,333
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	45,000	45,150
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	1,005,168
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,185,992
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,064,958
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”,, AMBAC, 6.15%, 2024	1,500,000	1,503,690
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2011 (c)	2,000,000	2,138,840
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	3,000,000	3,013,530
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	2,000,000	1,937,780
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,554,900
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	662,805
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,124,180
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	660,000	707,500
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	253,316
		$21,200,295

Total Municipal Bonds		$166,494,894

Floating Rate Demand Notes – 2.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.72%, due 1/02/08	$400,000	$400,000

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	$800,000	$800,000
New York, NY, “A-4”, 3.65%, due 1/02/08	100,000	100,000
New York, NY, “B-4”, 3.57%, due 1/02/08	1,200,000	1,200,000
New York, NY, “B-7”, 3.57%, due 1/02/08	900,000	900,000
Total Floating Rate Demand Notes		$3,400,000

Total Investments(k)		$169,894,894

Other Assets, Less Liabilities – (5.6)%		(9,039,586)

Net Assets – 100.0%		$160,855,308

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $166,494,894 and 98.00% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $900,830 representing 0.6% of net assets.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$151,735,105

Gross unrealized appreciation	$8,508,604
Gross unrealized depreciation	(740,719)

Net unrealized appreciation (depreciation)	$7,767,885

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/01/09	USD	2,000,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	$(17,558)
3/05/28	USD	2,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	74,696

						$57,138

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® North Carolina Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 105.0%
Airport & Port Revenue – 4.6%
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	$2,000,000	$2,046,694
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	4,582,145
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	1,036,020
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,907,087
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,826,765

		$14,398,711

General Obligations - General Purpose – 2.4%
Charlotte, NC, 5.5%, 2010 (c)	$3,100,000	$3,330,361
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	1,235,000	1,386,794
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	760,999
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,016,568
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	995,000	1,121,156

		$7,615,878

General Obligations - Improvement – 1.5%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,583,670
General Obligations - Schools – 4.0%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,948,792
Cumberland County, NC, 5.8%, 2010 (c)	4,400,000	4,728,328
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,141,820
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,500,092
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,336,826

		$12,655,858

Healthcare Revenue - Hospitals – 20.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,842,860
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,234,596
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	805,000	853,115
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	999,980
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,694,946
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, ETM, 0%, 2009	1,800,000	1,704,924
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	6,374,836
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	1,341,370
North Carolina Medical Care Commission (Morehead Memorial Hospital), FHA, 5%, 2026	2,000,000	2,085,780
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2014 (c)	2,000,000	2,224,860
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,500,000	3,659,180
North Carolina Medical Care Commission, Health System Rev. (Health Combined Group), 5%, 2036	3,000,000	3,008,940
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	1,500,000	1,549,170
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2015	5,790,000	5,801,233
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2019	6,500,000	6,511,440
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,079,448

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	$3,330,000	$3,360,103
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	798,530
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	824,744
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	536,419
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY, 5.5%, 2019	1,125,000	1,166,310
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY, 5.1%, 2021	1,000,000	1,012,940
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	1,315,000	1,370,690
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,797,829

		$64,834,243

Healthcare Revenue - Long Term Care – 1.6%
North Carolina Medical Care Commission, First Mortgage (Southminster), “A”, 5.75%, 2037	$820,000	$749,414
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	1,000,000	1,126,830
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), “A”, 5%, 2023	1,000,000	943,500
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	924,272
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 6.125%, 2035	750,000	712,133
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	640,073

		$5,096,222

Human Services – 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,216,269
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$865,289
Industrial Revenue - Paper – 0.6%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$2,020,340
Multi-Family Housing Revenue – 3.1%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,803,160
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,810,340
Elizabeth City, NC, Multifamily Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,448,790
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,015,390
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,525,000	2,537,928
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	1,029,470

		$9,645,078

Single Family Housing - State – 6.0%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$420,000	$406,816
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,340,000	2,330,804

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	$2,040,000	$1,889,774
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	2,000,000	1,930,760
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	2,000,000	2,109,080
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	2,000,000	1,964,180
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	2,090,000	2,107,932
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	495,000	501,782
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,170,000	1,181,185
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	225,000	227,223
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	820,000	829,241
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,510,000	1,522,911
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	2,000,000	1,836,120

		$18,837,808

State & Agency - Other – 6.0%
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020	$1,000,000	$1,065,020
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,775,825
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,074,206
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008	3,000,000	2,916,810
Charlotte, NC, Certificates of Participation (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,193,620
Charlotte, NC, Certificates of Participation (Transit Projects), “E”, 5%, 2035	1,990,000	2,045,700
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	1,225,000	1,318,039
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015	1,020,000	1,108,434
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024	350,000	368,578

		$18,866,232

State & Local Agencies – 4.6%
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019	$1,250,000	$1,297,250
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment), 5.25%, 2013 (c)	1,230,000	1,349,396
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,065,020
Mooresville, NC, Certificates of Participation, 5%, 2032	2,000,000	1,994,240
New Hanover County, NC, Certificates of Participation (New Hanover County Projects), AMBAC, 5.25%, 2011 (c)	1,635,000	1,774,122
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,000,000	3,309,990
Rutherford County, NC, Certificates of Participation (Rutherford County School), AMBAC, 5%, 2023	840,000	877,943
Winston Salem, NC, Certificates of Participation, “C”, 5%, 2011 (c)	2,575,000	2,726,874

		$14,394,835

Tax - Other – 0.9%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,016,010
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,669,487

		$2,685,497

Tobacco – 0.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$1,730,000	$1,698,324
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	104,080

		$1,802,404

Transportation - Special Tax – 4.1%
Puerto Rico Highway & Transportation Authority Rev., 6%, 2018 (u)	$10,850,000	$12,816,997

Universities - Colleges – 17.2%
Appalachian State University, NC, “A”, FGIC, 5.125%, 2013 (c)	$1,260,000	$1,370,754
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	2,285,000	2,445,270
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	1,038,740
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,477,355

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	$3,500,000	$3,643,045
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,175,280
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,220,000	2,046,707
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,018,990
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	527,738
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	309,099
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,958,713
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5%, 2033	3,385,000	3,434,590
North Carolina Capital Facilities, Finance Prerefunded (Duke University) “A”, 5.125%, 2011 (c)	4,050,000	4,328,559
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	973,456
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	2,180,000	2,227,044
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,078,640
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	1,750,000	1,820,823
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,973,405
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	2,930,000	3,038,996
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,073,580
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	5,052,350
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,442,196
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,889,514
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,269,441

		$53,614,285

Utilities - Investor Owned – 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,620,400
Utilities - Municipal Owned – 15.9%
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	$1,245,000	$1,460,759
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018 (u)	13,000,000	15,252,900
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,595,000	2,782,307
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 7.5%, 2010	3,005,000	3,251,801
North Carolina Eastern Municipal Power Agency, “A”, ETM, 5%, 2017 (c)	3,120,000	3,401,393
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,380,100
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,063,780
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)	10,000,000	10,611,600
North Carolina Municipal Power Agency, Catawba Electric Rev., 5.25%, 2020 (u)	6,000,000	6,361,380

		$49,566,020

Water & Sewer Utility Revenue – 9.3%
Asheville, NC, Water & Sewer Systems Rev., 5%, 2032	$1,000,000	$1,042,470
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)	1,490,000	1,595,462
Cary, NC, Combined Enterprise Systems Rev., 5%, 2011 (c)	1,000,000	1,067,120
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,423,397
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,798,884

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)	3,075,000	3,292,649
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	$1,650,000	$1,780,812
Charlotte, NC, Water & Sewer Systems Rev., “A”, 4.625%, 2036	1,570,000	1,563,830
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,741,632
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,490,000	1,597,250
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,750,000	1,875,965
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,063,019
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,242,107
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	727,566
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,059,700
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)	385,000	419,173
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,667,264

		$28,958,300

Total Municipal Bonds		$328,094,336

Floating Rate Demand Notes – 1.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$100,000	$100,000
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical Center), 3.75%, due 1/02/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.72%, due 1/02/08	1,200,000	1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	500,000	500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 3.72%, due 1/02/08	900,000	900,000
Missouri Development Finance Board, Cultural Facilities Rev. (Nelson Gallery), “B”, 3.75%, due 1/02/08	280,000	280,000
New York, NY, “B-4”, 3.57%, due 1/02/08	200,000	200,000
New York, NY, “B-7”, 3.57%, due 1/02/08	100,000	100,000
Sevier County, TN, Public Building Authority (Local Government Public Improvement), 3.82%, due 1/02/08	100,000	100,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, “B-1”, 3.47%, due 1/02/08	100,000	100,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “A-2”, 3.47%, due 1/02/08	145,000	145,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	300,000	300,000

Total Floating Rate Demand Notes		$4,425,000

Total Investments(k)		$332,519,336

Other Assets, Less Liabilities – (6.4)%		(20,144,782)

Net Assets – 100.0%		$312,374,554

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $328,094,336 and 98.67% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

ASST GTY	Asset Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$296,932,216

Gross unrealized appreciation	$16,035,248
Gross unrealized depreciation	(1,965,255)

Net unrealized appreciation (depreciation)	$14,069,993

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/1/09	USD	5,000,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(43,896)
6/4/23	USD	3,000,000	Citigroup	3.722% (fixed rate)	7-Day BMA	21,435
3/5/28	USD	4,000,000	Citigroup	4.058% (fixed rate)	7-Day BMA	149,391

						$126,930

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® Pennsylvania Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 104.0%
Airport & Port Revenue – 2.0%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$1,087,961
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	521,930
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023	500,000	522,090

		$2,131,981

General Obligations - General Purpose – 9.5%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$300,316
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	307,232
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)	2,000,000	2,189,840
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)	2,000,000	2,183,800
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	520,420
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	519,190
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	544,870
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	524,375
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	90,561
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	438,003
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	505,476
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	495,000	557,761
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,066,440
State of Pennsylvania, 6.25%, 2010	300,000	322,194

		$10,070,478

General Obligations - Improvement – 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$522,145

General Obligations - Schools – 18.1%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$1,037,970
Ambridge, PA, Area School District, MBIA, 5%, 2014 (c)	750,000	822,990
Butler, PA, School District, FGIC, 5.375%, 2018	500,000	507,550
Chambersburg, PA, School District, FSA, 5%, 2011 (c)	500,000	529,815
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	362,917
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	216,615
Exeter Township, PA, School District, FGIC, 5%, 2025	1,000,000	1,037,460
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	808,305
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,056,570
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	1,890,000	1,945,264
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	608,361
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	666,595
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	877,433
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	53,944
Pennridge, PA, School District, Unrefunded, MBIA, 5%, 2013 (c)	450,000	485,492
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,073,370
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	295,358
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	228,639
Perkiomen Valley, PA, School District, “A”, FSA, 5.25%, 2014 (c)	1,000,000	1,102,550
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	530,020
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	537,650
Scranton, PA, School District, “A”, FSA, 5%, 2038	1,000,000	1,043,270
South Park, PA, School District, FGIC, 5%, 2019	750,000	775,485
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	515,810
State Public School Building Authority, PA School (Tuscarora School District), FSA, 5%, 2013 (c)	1,000,000	1,080,660

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
State Public School Building Authority, PA, School Rev. (Haverford Township Project), XLCA, 5%, 2027	$1,000,000	$1,040,150

		$19,240,243

Healthcare Revenue - Hospitals – 15.8%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$770,474
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	599,422
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	500,000	509,730
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	176,921
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	428,175
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	58,974
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008	470,000	475,551
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	437,450
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	719,273
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	554,490
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	194,758
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	352,545
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	362,285
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	288,040
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	602,208
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	659,112
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	528,050
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	575,000	576,058
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	852,293
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	228,233
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	222,613
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	410,916
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	107,010
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), ETM, 6%, 2031	650,000	688,311
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010	90,000	94,382
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University), 6.625%, 2023	250,000	250,710
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	1,000,000	959,010
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), “A”, 4.5%, 2033	750,000	708,683
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	955,330

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	$385,000	$422,514
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	119,478
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2012 (c)	585,000	633,783
South Central, PA, General Authority Rev., ETM, 5.625%, 2011 (c)	490,000	532,321
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)	110,000	118,622
St. Mary’s Hospital Authority, PA, Health Systems Rev. (Catholic Health East), “B”, 5.375%, 2014 (c)	750,000	839,483
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032	350,000	354,918

		$16,792,126

Healthcare Revenue - Long Term Care – 1.8%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$267,948
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	250,000	244,455
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	245,088
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	110,000	130,055
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	40,000	47,293
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	250,000	249,328
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	513,725
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	241,453

		$1,939,345

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,101

Industrial Revenue - Environmental Services – 1.0%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$530,429
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018	500,000	505,325

		$1,035,754

Industrial Revenue - Other – 1.7%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017	$300,000	$315,114
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	157,404
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,060,970
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	271,661

		$1,805,149

Industrial Revenue - Paper – 0.6%
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	$650,000	$663,787

Parking – 1.5%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,048,640

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Parking – continued
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020	$500,000	$533,625

		$1,582,265

Sales & Excise Tax Revenue – 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$517,625

Single Family Housing - Local – 1.1%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, 4.75%, 2025	$375,000	$361,856
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	900,000	855,567

		$1,217,423

Single Family Housing - State – 6.1%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$678,953
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,410,283
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	759,863
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	370,000	370,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	555,000	562,942
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	705,000	738,755
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	494,530
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	946,770
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	487,285

		$6,449,381

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$301,944

State & Local Agencies – 4.1%
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.307%, 2018 (p)	$500,000	$625,530
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	225,000	229,406
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012	500,000	506,340
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026	1,000,000	1,077,680
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030	750,000	811,538
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,083,940

		$4,334,434

Student Loan Revenue – 1.4%
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026	$1,500,000	$1,536,045

Tax - Other – 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$519,895
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	136,131

		$656,026

Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$227,110
Tobacco – 0.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$305,000	$299,415
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	130,000	128,457

		$427,872

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$268,983

Transportation - Special Tax – 7.0%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$500,000	$523,230
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	1,775,000	1,843,852
Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)	3,000,000	3,366,750
Puerto Rico Highway & Transportation Authority, “Y”, 5.5%, 2016 (c)	1,020,000	1,165,523
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	515,900

		$7,415,255

Universities - Colleges – 12.0%
Allegheny County, PA, (Chatham College), 5.95%, 2032	$335,000	$345,774
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	1,044,880
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	570,465
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	499,965
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	300,000	296,307
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	776,003
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031	500,000	481,535
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020	500,000	523,960
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University Foundation), XLCA, 5%, 2023	1,000,000	1,007,150
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	508,920
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	316,719
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	303,495
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	289,143
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2016	500,000	530,885
Pennsylvania State University, 5%, 2029	1,400,000	1,465,156
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,041,280
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,037,950
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,064,350
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	709,290

		$12,813,227

Universities - Secondary Schools – 0.6%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$617,412

Utilities - Cogeneration – 0.3%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$100,000	$102,123
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	98,914
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	150,000	150,582

		$351,619

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 6.7%
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)	$4,340,000	$4,490,685
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)	1,000,000	1,045,920
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	500,000	539,245
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2013 (c)	1,000,000	1,098,000

		$7,173,850

Water & Sewer Utility Revenue – 9.8%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$810,615
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,041,660
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2011 (c)	750,000	799,320
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	779,520
Johnstown, PA, Redevelopment Authority, Sewer Rev., “A”, FSA, 5%, 2014 (c)	1,500,000	1,641,960
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	455,457
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,724,723
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,541,910
Virgin Islands Water & Power Authority Rev., ASST GTY, RADIAN, 5.3%, 2018	500,000	506,545
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)	1,000,000	1,117,460

		$10,419,170

Total Municipal Bonds		$110,660,750

Floating Rate Demand Notes – 1.0%
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), “B”, 3.42%, due 1/08/08	$150,000	$150,000
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), “D”, 3.42%, due 1/08/08	200,000	200,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.72%, due 1/02/08	100,000	100,000
Sevier County, TN, Public Building Authority, 3.47%, due 1/08/08	300,000	300,000

Total Floating Rate Demand Notes		$1,050,000

Total Investments(k)		$111,710,750

Other Assets, Less Liabilities – (5.0)%		(5,299,022)

Net Assets – 100.0%		$106,411,728

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $110,660,750 and 99.06% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASST GTY	Asset Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$102,513,054

Gross unrealized appreciation	$3,796,730
Gross unrealized depreciation	(774,884)

Net unrealized appreciation (depreciation)	$3,021,846

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
12/1/09	USD	1,500,000	Merrill Lynch Capital Services	7-Day BMA	3.180% (fixed rate)	$(13,169)
4/23/18	USD	1,000,000	Goldman Sachs	7-Day BMA	3.635% (fixed rate)	(18,001)
3/12/28	USD	1,000,000	Goldman Sachs	7-Day BMA	3.897% (fixed rate)	(16,871)

						$(48,041)

At December 31,2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS® South Carolina Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.1%
Airport & Port Revenue – 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$648,487
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,534,920
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,019,180

		$3,202,587

General Obligations - General Purpose – 5.6%
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	$4,000,000	$4,252,280
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	1,052,380
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	973,130
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	615,000	690,590
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	382,986
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018	1,000,000	1,037,880

		$8,389,246

General Obligations - Improvement – 1.4%
Guam Government, “A”, 5.25%, 2037	$280,000	$259,361
Puerto Rico Municipal Finance Agency, FSA, 7.712%, 2009 (c)(u)	1,700,000	1,795,676
		$2,055,037
General Obligations - Schools – 9.2%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,551,508
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	960,500
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,113,730
Darlington County, SC, School District, FSA, 5%, 2027	2,770,000	2,903,874
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,128,868
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,193,890
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,817,550

		$13,669,920

Healthcare Revenue - Hospitals – 18.2%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,461,834
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5%, 2031	2,000,000	2,074,740
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	2,000,000	2,103,980
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,888,648
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,033,310
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	277,988
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	277,988
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,465,920
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,108,400
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “A”, 5.625%, 2030	1,250,000	1,271,413
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,057,720
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,517,460
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,012,280
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	768,990
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	1,024,560
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020	2,500,000	2,504,450
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025	1,000,000	1,001,780

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032	$2,250,000	$2,332,598

		$27,184,059

Healthcare Revenue - Long Term Care – 1.8%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,220,000	$1,181,094
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	449,885
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	400,000	350,140
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	348,684
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	398,244

		$2,728,047

Industrial Revenue - Chemicals – 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$906,410

Industrial Revenue - Other – 1.1%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017(c)	$1,000,000	$1,205,300
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	387,368

		$1,592,668

Industrial Revenue - Paper – 1.0%
Georgetown County, SC, Environmental Improvement Rev. (International Paper), “A”, 5.3%, 2028	$500,000	$454,565
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	1,000,000	1,021,180

		$1,475,745

Miscellaneous Revenue - Entertainment & Tourism – 1.6%
Myrtle Beach, SC, Hospitality Fee Rev., “A”, FGIC, 5%, 2036	$510,000	$524,897
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	570,000	589,979
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	618,984
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	654,809

		$2,388,669

Miscellaneous Revenue - Other – 6.1%
Commonwealth of Puerto Rico, ETM, 6.605%, 2018 (c)(u)	$4,000,000	$4,276,120
Commonwealth of Puerto Rico, ETM, 6.605%, 2019 (c)(u)	3,500,000	3,741,605
South Carolina Jobs & Economic Development Authority Rev. (Coastal Housing Foundation LLC), “A”, CIFG, 5%, 2035	1,000,000	1,012,040

		$9,029,765

Multi-Family Housing Revenue – 1.4%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5%, 2038	$1,000,000	$956,490
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.1%, 2041	1,210,000	1,162,955

		$2,119,445

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$755,007

Single Family Housing - State – 4.8%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$785,000	$799,413

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	$970,000	$953,423
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	1,011,020
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	373,164
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,654,440
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	975,180
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,363,065

		$7,129,705

Solid Waste Revenue – 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$994,810

State & Agency - Other – 0.0%
South Carolina Water Resources Authority Rev. (Local Government Program), “A”, 7.25%, 2020	$5,000	$5,017

State & Local Agencies – 5.1%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,041,940
Puerto Rico Public Finance Corp., AMBAC, 6.332%, 2019 (u)	2,600,000	2,884,518
Puerto Rico Public Finance Corp., “A”, AMBAC, 6.332%, 2013 (u)	2,750,000	2,980,835
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	711,770

		$7,619,063

Tax - Other – 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$180,000	$181,508

Tax Assessment – 0.3%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$500,000	$421,930

Tobacco – 0.7%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	$1,000,000	$1,010,200

Transportation - Special Tax – 3.6%
South Carolina Transportation Infrastructure Rev., “A”, MBIA, 5.375%, 2009 (c)	$1,000,000	$1,049,630
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	516,485
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,064,260
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,703,875

		$5,334,250

Universities - Colleges – 13.5%
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)	$1,250,000	$1,314,500
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	800,000	830,320
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,569,917
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,533,228
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A’”, 5%, 2036	1,000,000	1,013,220
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,320,808
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,128,260
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,004,060
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,945,000	1,999,752

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	$1,555,000	$1,646,139
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	3,665,000	3,769,892

		$20,130,096

Utilities - Municipal Owned – 9.4%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,992
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,037,810
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2015 (c)	2,000,000	2,073,920
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	183,370
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas,
AMBAC, 5.7%, 2024	2,000,000	2,002,000
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,243,834
Puerto Rico Electric Power Authority, FSA, RITES, 6.071%, 2015 (n)(v)	1,000,000	1,051,130
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	526,083
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	211,162
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,058,336
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,544,385

		$14,008,022

Water & Sewer Utility Revenue – 12.3%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,029,770
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,077,960
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	991,420
Cayce, SC, Waterworks & Sewer Rev., Refunding & Improvement, “A”, XLCA, 4.625%, 2027	500,000	497,770
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2028	1,000,000	1,077,170
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,115,640
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,061,861
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	620,335
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	958,962
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,994,640
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	536,440
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,310,825
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	2,000,000	1,982,600
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	566,217
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,542,984

		$18,364,594

Total Municipal Bonds		$150,695,800

Floating Rate Demand Notes – 0.5%
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, “E-5”, 3.47%, due 1/03/08	$800,000	$800,000

Total Investments(k)		$151,495,800

Other Assets, Less Liabilities – (1.6)%		(2,386,453)

Net Assets – 100.0%		$149,109,347

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $150,695,800 and 99.47% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,051,130 representing 0.7% of net assets.

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost	$138,450,195

Gross unrealized appreciation	$6,585,768
Gross unrealized depreciation	(838,738)

Net unrealized appreciation (depreciation)	$5,747,030

The aggregate cost above includes prior fiscal year end tax adjustments.

(2)	Financial Instruments

Swap	Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/01/09	USD	2,000,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	$(17,558)

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Tennessee Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport and Port Revenue – 1.4%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,527,225

General Obligations - General Purpose – 4.3%
Chattanooga, TN, Public Improvement, 5%, 2009 (c)	$1,570,000	$1,620,774
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	791,575
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,120,770
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	539,174
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	591,565

		$4,663,858

General Obligations - Improvement – 0.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$199,152

General Obligations - Schools – 10.4%
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)	$455,000	$470,170
Gibson County, TN, School District, MBIA, 5.75%, 2016	190,000	195,700
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)	1,980,000	2,085,415
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)	915,000	920,572
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)	975,000	980,938
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,568,739
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,166,044
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)	2,000,000	2,120,080
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,673,642

		$11,181,300

Healthcare Revenue - Hospitals – 18.2%
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), MBIA, 5.25%, 2016	$1,375,000	$1,376,829
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	1,500,000	1,542,165
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	585,666
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	313,278
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,010,360
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	845,480
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (East Tennessee Children’s Hospital), 5.75%, 2033	450,000	451,886
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,621,735
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	962,890
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	587,058
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	472,481
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)	540,000	555,903
Metropolitan Government Nashville, TN, Davidson Town Unrefunded Hospital, 5.25%, 2008 (c)	460,000	473,547
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	375,000	426,229
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	710,381
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	500,340

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	$1,250,000	$1,242,475
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Judes Children’s Research), 5.5%, 2009 (c)	1,750,000	1,845,253
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013	1,000,000	1,005,930
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	939,200

		$19,469,086

Healthcare Revenue - Long Term Care – 0.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$456,650
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	247,350

		$704,000

Industrial Revenue - Other – 1.1%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$890,000	$908,468
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	320,000	321,968

		$1,230,436

Industrial Revenue - Paper – 0.9%
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater, Inc.), 7.625%, 2016	$1,000,000	$1,000,970

Miscellaneous Revenue - Entertainment & Tourism – 3.7%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,167,060
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,820,678

		$3,987,738

Multi-Family Housing Revenue – 4.2%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$395,000	$409,267
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,047,940
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Hickory Point Apartments), MBIA, 5.85%, 2020	1,000,000	1,023,650
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (a)	1,000,000	1,000,470
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	515,135
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	489,399

		$4,485,861

Sales & Excise Tax Revenue – 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$7,755,000	$631,645
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	539,291

		$1,170,936

Single Family Housing - State – 11.7%
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023	$1,285,000	$1,316,778
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	2,535,000	2,601,848
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	638,408
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	652,951

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	$575,000	$565,484
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	678,139
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	783,533
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,970,000	1,925,833
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	716,465
Tennessee Housing Development Agency Rev., Homeownership Program, 4.85%, 2032	985,000	938,045
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	676,780
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	1,030,000	1,048,489

		$12,542,753

State & Local Agencies – 6.0%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,062,850
Tennessee School Board Authority, “C”, FSA, 5%, 2032	2,000,000	2,103,360
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)	3,000,000	3,241,380

		$6,407,590

Tax - Other – 0.7%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$744,571
Tobacco – 1.0%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$372,817
Tobacco Settlement Financing Corp., 5%, 2031	750,000	682,583

		$1,055,400

Transportation - Special Tax – 1.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$1,005,000	$1,093,068

Universities - Colleges – 6.3%
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	$1,000,000	$1,001,650
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,750,000	3,806,363
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,900,776

		$6,708,789

Utilities - Municipal Owned – 8.2%
Clarksville, TN, Electric Systems Rev., XLCA, 5%, 2032	$500,000	$516,605
Elizabethon, TN, Electric System Rev., MBIA, 4.5%, 2027	1,000,000	992,210
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)	1,255,000	1,300,619
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,563,585
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,560,375
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	2,815,166

		$8,748,560

Utilities - Other – 0.9%
Tennessee Energy Acquisition, “A”, 5.25%, 2026	$1,000,000	$1,004,660

Water & Sewer Utility Revenue – 15.8%
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	$1,500,000	$1,552,980
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,097,410

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “N”, FGIC, 5%, 2036	$1,000,000	$1,040,470
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,048,750
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	989,740
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019	2,750,000	2,754,208
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	806,421
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,000,000	2,212,600
White House Utility District, TN, “Y”, FSA, 5%, 2011 (c)	380,000	399,809
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	433,885
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,055,990
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2012 (c)	1,500,000	1,598,096

		$16,990,359

Total Municipal Bonds		$104,916,312

Floating Rate Demand Notes – 0.2%
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, “B-1”, 3.47%, due 1/03/08	$200,000	$200,000

Total Investments(k)		$105,116,312

Other Assets, Less Liabilities – 2.0%		2,129,026

Net Assets – 100.0%		$107,245,338

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $104,916,312 and 98.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
LIBOR	London Interbank Offered Rate

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,423,974

Gross unrealized appreciation	$4,559,957
Gross unrealized depreciation	(867,619)

Net unrealized appreciation (depreciation)	$3,692,338

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
2/20/23	USD	2,000,000	Goldman Sachs International	4.093% (fixed rate)	7-Day BMA	$96,922
6/04/23	USD	1,000,000	Citibank	3.722% (fixed rate)	7-Day BMA	7,145
1/09/28	USD	2,000,000	Citibank	5.902% (fixed rate)	3-Month LIBOR	237,300
3/05/28	USD	2,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	74,696

						$416,063

At December 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Virginia Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.3%
Airport & Port Revenue – 5.3%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$1,019,572
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	710,894
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,457,954
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,973,090
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,852,806
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,076,200
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	3,048,900
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	729,187

		$14,868,603

General Obligations - General Purpose – 3.2%
Newport News, VA, Economic Development, “A”, 5%, 2031	$1,595,000	$1,658,034
Puerto Rico Commonwealth, “A”, 5.25%, 2016 (c)	1,235,000	1,386,794
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	760,999
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	943,555
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,036,647
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	3,163,734

		$8,949,763

General Obligations - Improvement – 12.5%
Arlington County, VA, 4.5%, 2028	$375,000	$375,495
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	2,008,376
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,121,332
Guam Government, “A”, 5.25%, 2037	540,000	500,197
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,531,182
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,746,498
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,883,820
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	2,210,000	2,334,379
Puerto Rico Municipal Finance Agency, “A”, FSA, 5.5%, 2009 (c)(u)	1,230,000	1,289,840
Richmond, VA, “A”, FSA, 5.125%, 2010 (c)	5,000,000	5,246,700
Richmond, VA, “B”, 0%, 2008	5,270,000	5,264,835
Richmond, VA, “B”, 0%, 2009	5,175,000	5,010,487
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,995,282

		$35,308,423

General Obligations - Schools – 0.4%
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029	$1,000,000	$1,090,530

Healthcare Revenue - Hospitals – 9.7%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,034,860
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,799,810
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	966,930
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	752,190
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “A”, 5.6%, 2030	2,000,000	2,053,720
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,779,225
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,122,180
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	147,430
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	3,083,280

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	$3,580,000	$3,644,333
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,975,000	2,179,413
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,019,700
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017	3,000,000	3,490,290
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	1,500,000	1,407,885

		$27,481,246

Healthcare Revenue - Long Term Care – 2.2%
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5.125%, 2042	$1,000,000	$881,980
Henrico County, VA, Economic Development Authority, Residential Care Facilities (United Methodist Homes), “A”, 6.7%, 2027	750,000	766,238
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	1,000,000	883,700
Lexington, Va, Industrial Development Authority Residential Care Facilitis (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	886,790
Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031	750,000	636,143
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	719,018
Prince William County, VA, Industrial Development Authority, Residential Care Facilities (Westminster Presbyterian Retirement Community, Inc.), 5.125%, 2026	750,000	689,205
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	671,865

		$6,134,939

Industrial Revenue - Environmental Services – 1.2%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027	$1,500,000	$1,581,270
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,697,010

		$3,278,280

Industrial Revenue - Other – 1.3%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,003,080
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,046,420
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	754,613

		$3,804,113

Industrial Revenue - Paper – 1.1%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$872,070
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	740,000	701,224
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	1,750,000	1,693,615

		$3,266,909

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 4.6%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,480,000	$3,505,856
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	3,049,710
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,350,017
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,034,200
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	3,000,000	3,042,600

		$12,982,383

Parking – 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,667,066

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,193,115

Single Family Housing - State – 2.8%
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	$2,000,000	$1,946,440
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,187,844
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,193,251
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,683,154
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,880,880

		$7,891,569

State & Agency - Other – 1.8%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,475,694
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,562,430

		$5,038,124

State & Local Agencies – 21.7%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,869,638
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	1,043,140
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,074,623
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	2,000,000	2,037,780
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease Rev., 7.5%, 2008	470,000	470,870
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,553,975
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	1,039,560
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	1,036,540
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,650,000	1,761,111
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,750,000	1,867,845
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,952,280
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	2,062,920
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,088,160
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,186,880
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,090,540

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	$1,120,000	$1,221,405
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019	3,405,000	3,478,548
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,075,430
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,048,230
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,568,040
Puerto Rico Public Finance Corp., “A”, ETM, AMBAC, 5.375%, 2013 (c)(u)	4,000,000	4,335,760
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (c)(u)	1,000,000	1,103,330
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,651,680
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,771,101
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)	2,000,000	2,082,100
Virginia College Building Authority, Educational facilities Rev., 4.5%, 2032	2,000,000	1,970,580
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,946,744
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,202,853
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,199,063
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,411,150

		$61,201,876

Tax - Other – 1.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
Expansion), 6.125%, 2010 (c)	$3,500,000	$3,781,785
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	1,010,890

		$4,792,675

Tobacco – 1.9%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$430,000	$422,127
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	965,000	938,694
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	69,220
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	510,000	503,946
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,134,100
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,850,000	2,362,935

		$5,431,022

Toll Roads – 0.4%
Pocahontas Parkway Assn., VA, Toll Road Rev., “B”, 0%, 2008 (c)	$1,500,000	$1,142,070

Transportation - Special Tax – 1.5%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$2,685,000	$2,920,287
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	1,210,000	1,230,098

		$4,150,385

Universities - Colleges – 3.6%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,752,937
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett University), 6%, 2022	500,000	505,275
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,802,308
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,969,180
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,071,610
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,400,000	2,213,016

		$10,314,326

Utilities - Investor Owned – 1.7%
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.), 5.25%, 2008	$750,000	$750,990

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,189,810
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	756,434

		$4,697,234

Utilities - Municipal Owned – 9.2%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$277,800
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)	2,020,000	2,087,024
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2010 (c)(u)	2,500,000	2,658,400
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)	2,540,000	2,719,324
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)	5,000,000	5,367,900
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,329,950
Richmond, VA, Public Utilities Rev., FSA, 5%, 2027	1,000,000	1,047,630
Richmond, VA, Public Utilities Rev., FSA, 4.5%, 2033	5,550,000	5,525,136
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,038,990

		$26,052,154

Water & Sewer Utility Revenue – 14.1%
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	$1,000,000	$1,089,840
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	1,000,000	1,089,840
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,054,400
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,323,762
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,437,712
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)	2,000,000	2,091,840
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	90,000	94,668
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,498,517
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,495,530
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,522,695
Upper Occoquan, VA, Sewer Authority, “A”, FSA, 4.5%, 2029	2,600,000	2,592,876
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,078,890
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,411,616
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,203,668
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,959,413
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,087,060
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,884,778
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	669,791
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	714,298
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2011 (c)	350,000	372,106
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	768,412
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	757,589
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	811,703
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	246,808
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	95,309
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	257,539
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,083,248

		$39,693,908

Total Municipal Bonds		$291,430,713

Floating Rate Demand Notes – 0.9%
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan Chicago), 3.75%, due 1/02/08	$300,000	$300,000
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 3.75%, due 1/02/08	2,000,000	2,000,000

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets Program, “D”, 3.67%, due 1/02/08	$80,000	$80,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III, “A-3”, 3.47%, due 1/03/08	100,000	100,000

Total Floating Rate Demand Notes		$2,480,000

Total Investments(k)		$293,910,713

Other Assets, Less Liabilities – (4.2)%		(11,923,560)

Net Assets – 100.0%		$281,987,153

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $291,430,713 and 99.16% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$269,088,274

Gross unrealized appreciation	$11,018,834
Gross unrealized depreciation	(1,904,130)

Net unrealized appreciation (depreciation)	$9,114,704

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
6/04/23	USD	2,000,000	Citibank	3.722% (fixed rate)	7-Day BMA	$14,290
2/20/23	USD	3,000,000	Goldman Sachs International	4.093% (fixed rate)	7-Day BMA	145,383
3/05/28	USD	3,000,000	Citibank	4.058% (fixed rate)	7-Day BMA	112,043
12/01/09	USD	5,000,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	(43,896)

						$227,820

At December 31, 2007 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® West Virginia Municipal Bond Fund

12/31/07
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Municipal Bonds – 103.8%
General Obligations - General Purpose – 14.5%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,218,370
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,378,420
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,514,940
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	2,000,000	2,019,860
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	2,100,860
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	741,365
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	816,923
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	2,000,000	2,135,800
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,653,929

		$19,580,467

General Obligations - Improvement – 2.6%
Brooke County, WV, Board of Education, FGIC, 5%, 2016	$1,390,000	$1,442,890
Guam Government, “A”, 5.25%, 2037	250,000	231,573
Puerto Rico Municipal Finance Agency, “A”, FSA, 5.5%, 2009 (c)(u)	1,800,000	1,887,570

		$3,562,033

General Obligations - Schools – 5.4%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,773,912
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,444,799
Monongalia County, WV, Board of Education, MBIA, 5%, 2033	3,000,000	3,096,330

		$7,315,041

Healthcare Revenue - Hospitals – 7.5%
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	$750,000	$726,960
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,063,350
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	607,902
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General Hospital), 6.625%, 2019	300,000	300,342
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,365,000	1,367,675
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,009,780
West Virginia Hospital Finance Authority, Hospital Rev., “A”, AMBAC, 5%, 2022	2,500,000	2,624,100
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)	2,000,000	2,447,680

		$10,147,789

Healthcare Revenue - Long Term Care – 2.2%
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC, 5.25%, 2008 (c)	$2,625,000	$2,691,701
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029	300,000	274,032

		$2,965,733

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$352,153

Parking – 1.0%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,327,385

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,042,628

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 1.1%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$50,000	$50,046
Kanawha County, WV,, 0%, 2014 (c)	1,920,000	1,379,770

		$1,429,816

Single Family Housing - State – 4.3%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$899,169
West Virginia Housing Development Fund Rev., 5.3%, 2023	665,000	670,466
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	913,460
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,298,459

		$5,781,554

State & Local Agencies – 23.3%
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018	$1,740,000	$1,775,827
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018 (u)	9,040,000	10,112,958
West Virginia Building Commission, “B”, AMBAC, 5.375%, 2018 (u)	2,500,000	2,796,725
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)	3,050,000	3,004,952
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	1,000,000	954,590
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5.5%, 2013	1,000,000	1,090,020
West Virginia Economic Development Authority (Correctional Juvenile & Public),
MBIA, 5%, 2026	2,100,000	2,164,050
West Virginia Economic Development Authority (State Office Building), 5%, 2020	1,000,000	1,034,880
West Virginia Economic Development Authority (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,416,531
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,024,390
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,145,100
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	678,450
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	954,610
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,140,340

		$31,293,423

Tax - Other – 0.4%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$505,445

Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$428,250
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	278,364

		$706,614

Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$640,000	$628,282

Toll Roads – 0.4%
Commonwealth of Puerto Rico, Public Improvement, ETM, FGIC, 0%, 2008 (c)	$610,000	$600,990

Transportation - Special Tax – 1.4%
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,850,230

Universities - Colleges – 22.8%
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5%, 2032	$3,210,000	$3,298,564
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5.375%, 2027	1,500,000	1,587,030
Fairmont State College, West Virginia, College Rev., “B”, FGIC, 5.25%, 2022	5,130,000	5,413,381
Fairmont State College, West Virginia, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,306,633
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,295,603

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities Projects), MBIA, 5%, 2035	$1,675,000	$1,727,193
Shepherd University, West Virginia, Board of Governors (Wellness Center Project), MBIA, 4.625%, 2032	1,500,000	1,468,770
Shepherd University, West Virginia, Board of Governors (Wellness Center Project), MBIA, 4.5%, 2037	865,000	829,561
West Liberty State College, Capital Improvement, 6%, 2028	500,000	523,170
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,751,585
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,573,920
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	3,000,000	3,077,340
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,899,922
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,930,690
West Virginia, West Virginia University Improvement Rev., “C”, FGIC, 5%, 2028	1,000,000	1,035,790

		$30,719,152

Utilities - Investor Owned – 4.5%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$763,358
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	286,935
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,992,050

		$6,042,343

Water & Sewer Utility Revenue – 10.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$945,910
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	295,368
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	223,084
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,264,869
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,073,500
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,073,560
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,959,925
West Virginia Water Development Authority, “A”, FGIC, 5%, 2033	1,500,000	1,542,930
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	390,000	414,613
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	951,483
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,014,038
West Virginia Water Development Authority, Rev., ETM, 7.1%, 2009 (c)	55,000	57,701

		$13,816,981

Total Municipal Bonds		$139,668,059

Floating Rate Demand Notes – 0.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.65%, due 1/02/08	$300,000	$300,000

Total Investments(k)		$139,968,059

Other Assets, Less Liabilities – (4.0)%		(5,388,875)

Net Assets – 100.0%		$134,579,184

(c)	Refunded bond.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $139,668,059 and 99.79% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$129,641,742

Gross unrealized appreciation	$4,320,683
Gross unrealized depreciation	(693,292)

Net unrealized appreciation (depreciation)	$3,627,391

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements at 12/31/07

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/01/09	USD	2,500,000	Merrill Lynch Capital Services	7-Day BMA	3.18% (fixed rate)	$(21,948)

At December 31, 2007 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2008

*	Print name and title of each signing officer under his or her signature.